MONEY MARKET PORTFOLIOS
                                   SEMI-ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS
                                 MARCH 31, 1997
                                [GRAPHIC OMITTED]
                                     COMPASS
                                  CAPITAL FUNDS
                            PURE INVESTMENT STYLE SM

            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                             MONEY MARKET PORTFOLIOS
* MONEY MARKET
* U.S. TREASURY MONEY MARKET
* MUNICIPAL MONEY MARKET
* NEW JERSEY MUNICIPAL
  MONEY MARKET
* NORTH CAROLINA MUNICIPAL
  MONEY MARKET
* OHIO MUNICIPAL MONEY
  MARKET
* PENNSYLVANIA MUNICIPAL
  MONEY MARKET
* VIRGINIA MUNICIPAL MONEY
  MARKET


                                    TABLE OF
                                    CONTENTS

   PRESIDENT'S LETTER.................................................       1-2
   PORTFOLIO SUMMARIES
         MONEY MARKET.................................................       3-4
         U.S. TREASURY MONEY MARKET...................................         5
         MUNICIPAL MONEY MARKET.......................................       6-9
         NEW JERSEY MUNICIPAL MONEY MARKET............................     10-11
         NORTH CAROLINA MUNICIPAL MONEY MARKET........................     12-14
         OHIO MUNICIPAL MONEY MARKET..................................     15-16
         PENNSYLVANIA MUNICIPAL MONEY MARKET..........................     17-20
         VIRGINIA MUNICIPAL MONEY MARKET..............................     21-22
   PORTFOLIO FINANCIAL STATEMENTS
         STATEMENTS OF OPERATIONS.....................................     24-25
         STATEMENTS OF CHANGES IN NET ASSETS..........................     26-27
         FINANCIAL HIGHLIGHTS.........................................     28-33
         NOTES TO FINANCIAL STATEMENTS................................     34-41

                                         COMPAS CAPITAL FUNDS [GRAPHIC OMITTED]



                               PRESIDENT'S LETTER

March 31, 1997

Dear Shareholder:

      We welcome the opportunity to present the March 31, 1997 semi-annual report for your Compass Capital Funds.

WHAT HAPPENED IN THE ECONOMY AND FINANCIAL MARKETS.

      The past six months have again given both stock and bond investors positive returns. However, as I mentioned in my November letter, the staggering returns of 1995 and 1996 are unlikely to be repeated in 1997.
      The stock market exhibited significant volatility during the first quarter of 1997, as the Dow Jones Industrial Average reached its all-time high in mid-March before falling over 7% by quarter-end. Likewise, the domestic bond market has taken on an increasingly negative tone as stronger economic data and resultant inflation fears have caused interest rates to rise significantly since mid-February. Consequently, the Federal Reserve increased the Fed funds target rate by 1/4% as a pre-emptive strike at inflation.

OUR THOUGHTS ON THE ECONOMY.

      Although we expect economic strength to continue through mid-year, inflation has remained relatively low. While we believe that additional interest rate increases by the Fed may be necessary to subdue economic growth to a more sustainable rate of 2.25%-2.50%, we do not believe that 1997 will be a repeat of the dramatic rise in short term interest rates that we witnessed in 1994. Rather, we expect that the Federal Reserve's proactive monetary policy should keep inflationary pressures constrained.

WHAT THIS MEANS TO THE SHAREHOLDERS.

      The recent market turbulence underscores the importance of developing a long-term investment strategy based on your specific financial goals. Though each investor's financial situation and risk tolerance are unique, the common thread among all successful long-term investment strategies is a commitment to BEING INVESTED at all times. Additionally, recent market performance has reminded us that a diversified portfolio can potentially enhance returns in addition to reducing volatility. For example, as the U.S. markets retreated over the past few months, international stocks and bonds have posted strong gains, most notably in the emerging markets. In fact, total returns for emerging market stocks in the first quarter of 1997 were nearly four times those of their U.S. counterparts, emphasizing the potential benefit of a diversified portfolio.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

      This report is just one of the many ways we are continually striving to provide our shareholders with the information necessary to make informed investment decisions. We would like to thank you for your continued confidence in the Compass Capital Funds and look forward to helping you reach your long-term investment goals.

Sincerely,
/S/ KAREN H. SABATH
Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)        Value
                                    --------  -------- ---------------

CERTIFICATES OF DEPOSIT--24.9%
DOMESTIC --5.1%
   Chase Manhattan Bank-Delaware
     5.53%                         07/28/97   $ 50,000 $   50,000,000
   First National Bank of Boston
     5.46%                         08/06/97     50,000     50,000,000
   Morgan Guaranty Trust of New York
     5.73%                         08/12/97     24,000     23,999,376
   Wilmington Trust Co.
     5.35%                         05/27/9      20,000     20,000,000
                                                       --------------
                                                          143,999,376
                                                       --------------
YANKEE DOLLAR--19.8%
   Bank of Nova Scotia
     6.08%                         08/04/97     25,000     25,027,301
   Bank of Tokyo-Mitsubishi
     5.55%                         04/03/97     50,000     50,000,000
    5.54%                          06/11/97     30,000     30,001,884
   Banque Nationale de Paris
     5.37%                         05/14/97     25,000     25,001,062
   Deutsche Bank
     5.36%                         05/12/97     38,000     38,000,944
   Industrial Bank of Japan
     5.50%                         04/16/97     50,000     50,000,000
   Midland Bank
     5.43%                         04/14/97     50,000     50,000,000
   Rabobank Nederland
     5.36%                         05/12/97     30,000     30,000,745
   Sanwa Bank Ltd. Japan
     5.65%                         04/25/97     25,000     25,000,332
   Societe General
     5.78%                         08/21/97     60,000     60,015,637
     5.77%                         01/09/98     25,000     24,992,576
   Sumitomo Bank
     5.50%                         04/14/97     50,000     50,000,000
     5.58%                         05/12/97     25,000     25,000,846
   Svenska Handelsbanken, Inc.
     5.35%                         05/27/97     50,000     50,000,000
     5.36%                         05/27/97     25,000     24,999,616
                                                       --------------
                                                          558,040,943
                                                       --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $702,040,319)                                     702,040,319
                                                       --------------
COMMERCIAL PAPER--53.0%
ASSET BACKED SECURITIES--15.2%
   Beta Finance, Inc.
     5.35%                         04/21/97      8,000      7,976,222
     5.35%                         04/23/97     23,000     22,924,803
     5.30%                         05/14/97     14,000     13,911,372
   Ciesco LP
     5.30%                         04/10/97     25,000     24,966,875
   Corporate Receivables Corp.
     5.30%                         04/10/97     25,000     24,966,875
     5.35%                         05/29/97     40,000     39,655,222
     5.40%                         07/14/97     30,000     29,532,000
   Countrywide Funding Corp.
     5.34%                         04/08/97     40,000     39,958,467
     5.30%                         05/14/97     50,400     50,080,940
   CXC, Inc.
     5.36%                         05/16/97     50,000     49,665,000
     5.55%                         05/21/97     25,000     24,807,292


                                                Par
                                    Maturity   (000)       Value
                                    --------  -------- --------------

COMMERCIAL PAPER (CONTINUED)
   Sigma Finance, Inc.
     5.37%                         04/04/97   $ 25,000 $   24,988,812
     5.47%                         06/05/97     25,000     24,753,090
     5.38%                         06/11/97     50,000     49,469,472
                                                       --------------
                                                          427,656,442
                                                       --------------
BANKS--5.6%
   AB Spintab Swedmortgage
     5.38%                         04/14/97     50,000     49,902,771
   Amro N.A. Finance, Inc.
     5.27%                         06/09/97     25,000     24,747,240
   Morgan J. P. & Co.
     5.36%                         07/17/97     75,000     73,805,167
   Swedbank, Inc.
     5.40%                         07/07/97     10,000      9,854,500
                                                       --------------
                                                          158,309,678
                                                       --------------
CHEMICALS--1.1%
   ICI Wilmington, Inc.
     5.32%                         05/13/97     30,000     29,813,625
                                                       --------------
CREDIT INSTITUTIONS--3.7%
   Ford Motor Credit Corp.
     5.33%                         04/28/97     50,000     49,800,125
   General Motors Acceptance Corp.
     5.48%                         05/14/97     30,000     29,803,633
     5.39%                         06/30/97     25,000     24,663,125
                                                       --------------
                                                          104,266,883
                                                       --------------
CUTLERY, HANDTOOLS & GENERAL HARDWARE--1.9%
   Gillette Co.
     6.70%                         04/01/97     53,020     53,020,000
                                                       --------------
FINANCE SERVICES--4.1%
   Dakota Certificates Program
     5.35%                         04/03/97     21,885     21,878,495
     5.30%                         04/15/97     37,000     36,923,739
     5.33%                         05/15/97     40,000     39,739,422
   Old Line Funding Corp.
     5.34%                         04/01/97     17,616     17,616,000
                                                       --------------
                                                          116,157,656
                                                       --------------
GLASS--1.8%
   Newell Co.
     5.33%                         04/07/97     50,000     49,955,583
                                                       --------------
RETAIL MERCHANDISING--1.8%
   Block Financial Corp.
     5.35%                         04/02/97     50,000     49,992,569
                                                       --------------
SECURITY BROKERS & DEALERS--7.9%
   Lehman Brothers Holdings, Inc.
     5.62%                         05/28/97     50,000     49,555,083
   Merrill Lynch & Co.
     5.30%                         08/14/97     50,000     49,006,250
   Morgan Stanley Group, Inc.
     5.34%                         04/21/97     50,000     49,851,667
   Nomura Holding America, Inc.
     5.36%                         05/08/97     25,000     24,862,278
     5.30%                         05/19/97     25,000     24,823,333
     5.40%                         05/30/97     25,000     24,778,750
                                                       --------------
                                                          222,877,361
                                                       --------------


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)       Value
                                    --------  -------- --------------

COMMERCIAL PAPER (CONTINUED)
SERVICES -- AUTO RENTAL & LEASING--4.6%
   PHH Corp.
     6.75%                         04/01/97   $100,000 $  100,000,000
     5.28%                         04/07/97     28,000     27,975,360
                                                       --------------
                                                          127,975,360
                                                       --------------
TELECOMMUNICATIONS--5.3%
   GTE Corp.
     6.85%                         04/01/97     88,200     88,200,000
   MCI Communications Corp.
     5.32%                         05/29/97     40,000     39,657,156
     5.57%                         07/01/97     20,400     20,112,774
                                                       --------------
                                                          147,969,930
                                                       --------------
TOTAL COMMERCIAL PAPER
  (Cost $1,487,995,087)                                 1,487,995,087
                                                       --------------
TIME DEPOSITS--9.4%
   Bank of Tokyo-Mitsubishi
     6.00%                         04/10/97     50,000     50,000,000
   Banque National de Paris
     6.87%                         04/01/97    100,000    100,000,000
   Suntrust Banks, Inc.
     6.50%                         04/01/97    115,000    115,000,000
                                                       --------------
TOTAL TIME DEPOSITS
  (Cost $265,000,000)                                     265,000,000
                                                       --------------
GUARANTEED INVESTMENT CONTRACT--0.4%
   Peoples Security Life
     5.59%                         04/01/97     10,000     10,000,000
                                                       --------------
  (Cost $10,000,000)

MEDIUM TERM NOTES--3.0%
BANKS--0.2%
   Societe Nationale Bank
     6.50%                         04/25/97      5,000      5,002,511
                                                       --------------
CREDIT INSTITUTIONS--0.5%
   General Motors Acceptance Corp.
     5.62%                         10/30/97     15,000     14,994,846
                                                       --------------
FINANCE LESSORS--1.6%
   IBM Credit Corp.
     5.80%                         10/07/97     25,000     24,993,787
     5.70%                         10/27/97     20,000     19,996,811
                                                       --------------
                                                           44,990,598
                                                       --------------
SECURITY BROKERS & DEALERS--0.7%
   Bear Stearns & Co., Inc.
     5.86%                         01/20/98     20,000     20,000,000
                                                       --------------
TOTAL MEDIUM TERM NOTES
  (Cost $84,987,955)                                       84,987,955
                                                       --------------
VARIABLE RATE OBLIGATIONS--9.1%
FINANCE SERVICES--1.4%
   SMM Trust 1997
     5.65%**                       04/16/97     40,000     40,000,000
                                                       --------------
SECURITY BROKERS & DEALERS--6.1%
   Bear Stearns & Co., Inc.
     5.41%**                       04/06/97     40,000     40,000,000
     5.55%**                       04/22/97     50,000     50,000,000
     5.63%**                       04/26/97     30,000     30,000,000
   Lehman Brothers Holdings, Inc.
     5.65%**                       06/06/97     50,000     50,000,000
                                                       --------------
                                                          170,000,000
                                                       --------------

                                                Par
                                    Maturity   (000)       Value
                                    --------  -------- ---------------

VARIABLE RATE OBLIGATIONS (CONTINUED)
STUDENT LOAN MARKETING ASSOCIATION--0.9%
     5.58%**                       04/01/97   $  5,000  $    4,995,147
     5.61%**                       04/01/97     21,000      20,998,311
                                                        --------------
                                                            25,993,458
                                                        --------------
YANKEE DOLLAR--0.7%
   Royal Bank of Canada
     5.55%**                       04/01/97     20,000      19,986,264
                                                        --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $255,979,722)                                      255,979,722
                                                        --------------
INFINITY CASH RESERVE, PRIME--0.3%
Infinity Cash Reserve - Prime
  (Cost $7,068,052)                              7,068       7,068,052
                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,813,071,135*)                        100.1%   2,813,071,135

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                   (0.1%)     (1,719,467)
                                                ------  --------------
NET ASSETS (Equivalent to $1.00
per share based on 924,247,725
Institutional shares, 1,658,058,338
Service shares, 228,817,036 Investor
A shares, 294,821 Investor B shares
and 500 Investor C shares outstanding)          100.0%  $2,811,351,668
                                                ======  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  INVESTOR A, INVESTOR B,
  AND INVESTOR C SHARE
  ($2,811,351,668 / 2,811,418,420)                               $1.00
                                                                 =====


----------------------
 *  Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1997 and maturities shown are the next interest rate readjustment date.


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)       Value
                                    --------  -------- --------------

U.S. TREASURY OBLIGATIONS--29.5%
U.S. TREASURY BILLS--1.1%
     5.17%                          04/03/97  $11,500  $   11,496,697

U.S. TREASURY NOTES--28.4%
     6.50%                          04/30/97   25,000      25,016,719
     6.50%                          05/15/97   10,000      10,008,640
     6.12%                          05/31/97   50,000      50,046,609
     5.62%                          06/30/97   20,000      20,012,556
     5.50%                          07/31/97   55,000      55,017,316
     6.00%                          08/31/97   15,000      15,009,896
     8.75%                          10/15/97   10,000      10,143,113
     7.37%                          11/15/97   20,000      20,209,243
     5.37%                          11/30/97   40,000      39,962,428
     5.00%                          01/31/98   10,000       9,938,246
     5.12%                          02/28/98   25,000      24,898,986
     7.87%                          04/15/98   15,000      15,280,752
                                                       --------------
                                                          295,544,504
                                                       --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $307,041,201)                                     307,041,201
                                                       --------------
REPURCHASE AGREEMENTS--70.4%
   Donaldson, Lufkin & Jenrette
     6.45%                          04/01/97   45,000      45,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $45,008,063.
     Collateralized by a $45,326,000
     U.S. Treasury Notes 6.375% due
     01/15/99. The value of the collateral
     is $45,917,958.)
   Goldman Sachs & Co.
     6.00%                          04/01/97   49,000      49,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $49,008,167.
     Collateralized by $52,773,000
     U.S. Treasury Bonds 6.50% due
     11/15/26. The value of the collateral
     is $48,691,325.)
   Greenwich Capital Markets, Inc.
     6.40%                          04/01/97  200,000     200,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $200,035,556.
     Collateralized by $212,929,000
     U.S. Treasury Bonds 3.375% to
     7.625% due 01/15/07 to 11/15/26.
     The value of the collateral
     is $202,309,731.)
   J. P. Morgan Securities
     6.10%                          04/01/97   45,000      45,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $45,007,625.
     Collateralized by $30,074,000
     U.S. Treasury Bonds 8.125% due
     08/15/21, and $11,922,000 U.S.
     Treasury Notes 7.50% due 02/15/05.
     The value of the collateral
     is $45,900,913.)
   Lehman Government Securities, Inc.
     6.40%                          04/01/97  100,000     100,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $100,017,778.
     Collateralized by $447,890,003
     GNMAStrip Notes 7.25% to 11.62%
     due 02/15/15 to 11/15/26. The value
     of the collateral is $102,000,989.)


                                                Par
                                    Maturity   (000)          Value
                                    --------  --------    -------------

REPURCHASE AGREEMENTS (CONTINUED)
   Merrill Lynch
     6.35%                          04/01/97  $ 45,000   $  45,000,000
     (Agreement dated 03/31/97 to be
     repurchased at $45,007,938.
     Collateralized by $46,303,000
     U.S. Treasury Notes 5.75% to 7.50%
     due 02/28/02 to 05/15/04. The value
     of the collateral is $45,460,209.)
   Morgan Stanley & Co.
     6.71%                          04/01/9    203,500     203,500,000
     (Agreement dated 03/31/97 to be
     repurchased at $203,537,930.
     Collateralized by $206,645,000
     U.S. Treasury Notes 4.75% to 6.125%
     due 05/31/97 to 09/30/98. The value
     of the collateral is $205,581,865.)
   Swiss Bank Corp.
     6.45%                          04/01/97    45,000      45,000,000
     (Agreement dated 03/31/97 to be                    --------------
     repurchased at $45,008,063.
     Collateralized by $29,952,000
     U.S. Treasury Bonds 14.00% due
     11/15/11. The value of the collateral
     is $45,901,440.)

TOTAL REPURCHASE AGREEMENTS
  (Cost $732,500,000)                                      732,500,000
                                                        --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,039,541,201*)                         99.9%   1,039,541,201
                                                        --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                     0.1%         576,571
                                               -------  --------------
NET ASSETS (Equivalent to $1.00 per
  share based on 162,746,604
  Institutional shares, 856,688,813
  Service shares and 20,948,095
  Investor A shares outstanding)                100.0%  $1,040,117,772
                                               =======  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($1,040,117,772 / 1,040,383,512)                               $1.00
                                                                 =====


-------------
  * Aggregate cost for Federal tax purposes.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)            Value
                                    --------  --------      -------------
MUNICIPAL BONDS--99.7%
ALASKA--1.2%
   Valdez Marine Terminal (ARCO Project)
     Series 1994A MB
     3.55%                          05/09/97  $  5,000     $    5,000,000
                                                           --------------
ARIZONA--4.3%
   Apache County IDA (Tuscon Electric
     Power Co. Project) Series 1983 DN
     3.50%**                        04/07/97    15,400         15,400,000
   Cochise County Pollution Control Solid
     Waste Disposal RB (Arizona Electric
     Power Cooperative, Inc. Project)
     Series 1994 MB
     3.50%                          09/02/97     2,000          2,000,000
                                                           --------------
                                                              17,400,000
                                                           --------------
CALIFORNIA--10.3%
   California Series 1996A RAN
     4.50%                          06/30/97     4,500          4,505,655
   Los Angeles County Series 1996A TRAN
     4.50%                          06/30/97    19,400         19,428,350
   Southeast Resource Recovery Facility
     Authority Series 1993A DN
     3.45%**                        04/07/97    17,900         17,900,000
                                                           --------------
                                                               41,834,005
                                                           --------------
COLORADO--2.5%
   Colorado State General Fund RB
     Series 1996A TRAN
     4.50%                          06/27/97     5,000          5,007,456
   Denver City and County Airport Authority
     RB Series 1997 TECP
     3.70%                          05/06/97     3,000          3,000,000
   Denver City and County Airport Authority
     RB Series 1997C  TECP
     3.70%                          05/06/97     2,000          2,000,000
                                                           --------------
                                                               10,007,456
                                                           --------------
CONNECTICUT--1.2%
   Connecticut State of Special Assessment
     Unemployment Compensation Advance
     Fund RB (Connecticut Unemployment
     Project) Series 1993C MB
     3.90%                          07/01/97    5,000          5,000,000
                                                           --------------
DELAWARE--1.6%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     3.70%**                        04/07/97    6,600          6,600,000
                                                           --------------
FLORIDA--5.1%
   Dade County RB (Youth Fair & Exposition
     Project) Series 1995 DN
     3.50%**                        04/07/97    4,820          4,820,000
   Sunshine State Governmental Financing
     Commission RB  (Governmental
     Financing Project) Series 1997 TECP
     3.50%                          05/12/97    9,720          9,720,000
   Volusia County Health Facilities Authority
     RB (SW Volusia Health Project)
     Series 1994A DN
     3.45%**                        04/07/97    6,175          6,175,000
                                                           --------------
                                                              20,715,000
                                                           --------------


                                                 Par
                                    Maturity    (000)           Value
                                    --------   --------    --------------

MUNICIPAL BONDS (CONTINUED)
GEORGIA--3.8%
   Burke County Pollution Control RB
     (Oglethorpe Power Company)
     Series 1997 MB
     3.60%                          04/07/97  $  2,000     $    2,000,000
   Clayton County Development Authority
     RB  (McIlrath Corp. Project)
     Series 1986 DN
     3.65%**                        04/07/97     4,375          4,375,000
   Fulton County Development Authority RB
     (Georgia Tech Athletic Association
     Project) Series 1995 DN
     3.50%**                        04/07/97     7,500          7,500,000
   Fulton County Development Authority RB
     (The Alfred and Adele Davis Academy
     Income Project ) Series 1996 DN
     3.50%**                        04/07/97     1,500          1,500,000
                                                           --------------
                                                               15,375,000
                                                           --------------
ILLINOIS--12.2%
   Illinois Development Finance Authority
     IDR (Chicago Symphony Project)
     Series 1996 DN
     3.50%**                        04/07/97    10,000         10,000,000
   Illinois Development Finance Authority
     IDR (6 West Hubbard Street Project)
     Series 1986 DN
     3.90%**                        04/07/97     3,355          3,355,000
   Illinois Development Finance Authority
     IDR (Foundation For Safety & Health
     Project) Series 1992 DN
     3.45%**                        04/07/97     5,350          5,350,000
   Illinois Development Finance Authority
     IDR (Royal Continental Box Co. Project)
     Series 1995A  DN
     3.75%**                        04/07/97     1,000          1,000,000
   Illinois Development Finance Authority
     IDR (Webster-Wayne Shopping Center
     Project) Series 1995 DN
     3.45%**                        04/07/97     3,810          3,810,000
   Illinois Development Finance Authority
     Pollution Control RB (Commonwealth
     Edison Co. Project) Series 1994C DN
     3.45%**                        04/07/97     2,000          2,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.85%                          10/15/97     5,000          5,000,000
   Illinois Health Facilities Authority RB
     (Revolving Fund Pooled Financing
     Project) Series 1985 DN
     3.45%**                        04/07/97     4,400          4,400,000
   Illinois Housing Development Finance
     Authority RB (Homeowner Mortgage
     Project) Series 1996F-2 MB
     3.70%                          12/18/97     4,000          4,000,000
   Illinois Student Loan Authority RB
     Series 1996A DN
     3.55%**                        04/07/97     6,860          6,860,000
   Tinley Park Multi-Family Housing
     Mortgage RB (Edgewater Walk
     Phase IIIA & IIIB Project)
     Series 1994 DN
     3.45%**                        04/07/97     2,425          2,425,000


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)       Value
                                    --------  -------- --------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Village of Schiller Park IDR (Victor
     Products Corp. Project)
     Series 1995 DN
     3.85%**                        04/07/97  $  1,500 $  1,500,000
                                                       ------------
                                                         49,700,000
                                                       ------------
INDIANA--2.5%
   South Bend  Redevelopment Authority
     (College Football Hall of Fame Project)
     Series 1994 DN
     3.45%**                        04/07/97    10,000   10,000,000
                                                       ------------
IOWA--1.6%
   Louisa County PCR (Iowa-Illinois Gas and
     Electric Co. Project) Series 1986A DN
     3.45%**                        04/07/97     6,400    6,400,000
                                                       ------------
KENTUCKY--3.0%
   Jefferson County PCRB (Louisville Gas &
     Electric Company Project)
     Series 1996A TECP
     3.50%                          05/23/97     7,000    7,000,000
   Maysville Solid Waste Disposal Facilities
     RB (Inland Container Corp. Project)
     Series 1992 MB
     3.70%                          06/19/97     5,000    5,000,000
                                                       ------------
                                                         12,000,000
                                                       ------------
LOUISIANA--0.5%
   Jefferson Parish Hospital RB
     Series 1985 DN
     3.40%**                        04/07/97     2,200    2,200,000
                                                       ------------
MARYLAND--10.2%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996D DN
     3.50%**                        04/02/97     6,405    6,405,000
   Baltimore County RB (Paths At Loveton
     Project) Series 1996 DN
     3.45%**                        04/07/97     5,720    5,720,000
   Baltimore County RB (Shade Tree Trace
     Project) Series 1996 DN
     3.50%**                        04/07/97     6,570    6,570,000
   Maryland Health & Higher Education
     Facilities Authority RB  (Helix Health
     Hospitals Project) Series 1996A DN
     3.50%**                        04/07/97     5,000    5,000,000
   Maryland IDA Finance  (Brass Mill Road
     Limited Partnership Facility Project)
     Series 1995 DN
     3.50%**                        04/07/97     3,665    3,665,000
   Maryland IDA Finance  (Patapsco
     Associates Limited Partnership Facility
     Project) Series 1995 DN
     3.50%**                        04/07/97     2,270    2,270,000
   Montgomery County Consolidated BAN
     Series 1996 TECP
     3.20%                          04/01/97     12,000  12,000,000
                                                       ------------
                                                         41,630,000
                                                       ------------
MICHIGAN--2.7%
   Michigan State Building Authority RB
     Series I TECP
     3.50%                          05/01/97      5,500    5,500,000


                                                Par
                                    Maturity   (000)       Value
                                    --------  -------- --------------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN (CONTINUED)
   Michigan State Building Authority
     Series I TECP
     3.55%                          05/01/97  $  3,400 $  3,400,000
   Northville IDA (Thrifty Northville Project)
     Series 1984 DN
     3.52%**                        04/07/97     2,000    2,000,000
                                                       ------------
                                                         10,900,000
                                                       ------------
MISSOURI--3.2%
   Kansas IDA  (Mid-America Health Services
     Project) Series 1984 DN
     3.60%**                        04/07/97     4,500    4,500,000
   Missouri Environmental Improvement &
     Energy Resource Authority RB
     (Monsanto Co. Project)
     Series 1988 DN
     3.45%**                        04/07/97     4,900    4,900,000
   Missouri Higher Education Student Loan
     Authority RB Series 1990 DN
     3.50%**                        04/07/97     3,400    3,400,000
                                                       ------------
                                                         12,800,000
                                                       ------------
MONTANA--0.7%
   Forsyth Pollution Control RB (Portland
     General Electric Co. Project)
     Series 1983 DN
     3.50%**                        04/07/97     3,000    3,000,000
                                                       ------------
NEBRASKA--2.3%
   Nebraska Investment Finance Authority
     Multifamily Loan RB (Apple Creek
     Associates Project) Series 1985A DN
     3.80%**                        04/07/97     1,900    1,900,000
   Nebraska Public Power District
     Series 1997A TECP
     3.55%                          06/12/97     7,000    7,000,000
   Stanton County  Industrial Development
     RB (Nucor Corp. Project)
     Series 1996 DN
     3.55%**                        04/07/97       300      300,000
                                                       ------------
                                                          9,200,000
                                                       ------------
NEVADA--0.2%
   Henderson Public Improvement Trust RB
     (Berry Plastics Corp. Project)
     Series 1991 DN
     3.85%**                        04/07/97       900      900,000
                                                       ------------
NEW HAMPSHIRE--1.5%
   New Hampshire Higher Educational and
     Health Facilities Authority RB (Hunt
     Community Issue Project)
     Series 1996 DN
     3.55%**                        04/07/97     6,220    6,220,000
                                                       ------------
NORTH CAROLINA--6.6%
   North Carolina Eastern Municipal Power
     Agency TECP
     3.40%                          06/12/97     6,500    6,500,000
   North Carolina Medical Care Commission
     (Pooled Equipment Financing Project)
     Series 1985 DN
     3.50%**                        04/07/97    12,000   12,000,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1995 DN
     3.45%**                        04/07/97  $  4,000   $  4,000,000
   Wake County Industrial Facilities &
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co. Project)
     Series 1985B DN
     3.65%**                        04/07/97     1,600      1,600,000
   Wake County Industrial Facilities &
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.
     Project) Series 1985C DN
     3.65%**                        04/07/97     2,900      2,900,000
                                                         ------------
                                                           27,000,000
                                                         ------------
OHIO--3.2%
   Clermont County Hospital Facilities
     Authority RB (Mercy Health Systems
     Project) Series 1994B DN
     3.45%**                        04/07/97     4,764      4,764,000
   Clermont County Hospital Facilities
     Authority RB (Mercy Health Systems
     Project) Series 1996A DN
     3.45%**                        04/07/97     1,000      1,000,000
   Ohio Higher Educational Facility
     Community RB (Oberlin College
     Project) Series 1985 DN
     3.40%**                        04/07/97     200          200,000
   Ohio State Housing Finance Authority
     Residential Mortgage RB Series 1997
     3.55%                          09/01/97     5,000      5,000,000
   Youngstown Industrial Development RB
     (Portage Transformer Company Project)
     Series 1996 DN
     3.70%**                        04/07/97     2,050      2,050,000
                                                         ------------
                                                           13,014,000
                                                         ------------
OKLAHOMA--1.7%
   Muskogee Industrial Trust PCR
     (Oklahoma Gas and Electric Project)
     Series 1995A DN
     3.55%**                        04/07/97     3,200      3,200,000
   Oklahoma Water Resources Board State
     Loan Program RB Series 1995 MB
     3.50%                          09/02/97     3,820      3,820,000
                                                         ------------
                                                            7,020,000
                                                         ------------
PENNSYLVANIA--1.2%
   Montgomery County IDA Pollution
     Control RB (Peco Energy Project)
     Series 1994A TECP
     3.25%                          04/01/97     2,000      2,000,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.40%**                        04/07/97     600          600,000
   Sayre Health Care Facility Authority
     (VHA Capital Financing Project)
     Series 1985J DN
     3.40%**                        04/07/97     2,500      2,500,000
                                                         ------------
                                                            5,100,000
                                                         ------------


                                                Par
                                    Maturity   (000)       Value
                                    --------  -------- --------------

MUNICIPAL BONDS (CONTINUED)
SOUTH DAKOTA--1.2%
   Lawrence County PCR (Homestate
     Mining Project) Series 1983 DN
     3.40%**                        04/07/97  $  4,800 $  4,800,000
                                                       ------------
TENNESSEE--4.8%
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     3.50%**                        04/07/97     5,000    5,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1995 DN
     3.50%**                        04/07/97     8,600    8,600,000
   Oak Ridge Industrial Development RB
     (Solid Waste M4 Environmental Project)
     Series 1996 DN
     3.55%**                        04/07/97       900      900,000
   Tennessee Housing Authority
     (Homeownership Project)
     Series 1996 MB
     3.85%                          05/29/97     5,000    5,000,000
                                                       ------------
                                                         19,500,000
                                                       ------------
TEXAS--3.3%
   Angelina and Neches River Authority
     Solid Waste Disposal RB (Temple-Eastex
     Incorporated Project) Series 1993 MB
     3.70%                          06/19/97     1,000    1,000,000
   Austin Higher Education Authority
     (St. Edwards University Project)
     Series 1995 DN
     3.55%**                        04/07/97     2,000    2,000,000
   Brazos River Harbor Navigation District
     (Dow Chemical Project)
     Series 1991 TECP
     3.50%                          04/11/97     4,000    4,000,000
   Harris County Health Facilities
     Development Corp. RB (Memorial
     Hospital System Project)
     Series 1994B TECP
     3.45%                          06/02/97     6,400    6,400,000
   State of Texas Series 1996 TRAN
     4.75%                          08/29/97       125      125,385
                                                       ------------
                                                         13,525,385
                                                       ------------
UTAH--0.9%
   Intermountain Power Agency Supply
     RB Series 1985F MB
     3.93%                          06/16/97     2,500    2,500,000
   Intermountain Power Agency Supply
     Revenue and Refunding Bonds
     Series 1996 MB
     3.50%                          09/15/97     1,000    1,000,000
                                                       ------------
                                                          3,500,000
                                                       ------------
VIRGINIA--1.3%
   Culpeper Town IDA Residential Care
     Facility RB (Baptist Homes Project)
     Series 1992 DN
     3.50%**                        04/07/97     1,415    1,415,000


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Metropolitan Washington D.C. Airports
     Authority Flexible Term Notes
     (Passenger Facility Project) Series 1997
     3.70%                          09/26/97    $4,000 $  4,000,000
                                                       ------------
                                                          5,415,000
                                                       ------------
WASHINGTON--4.2%
   King County Washington Sewer Revenue
     Notes Series 1997A
     3.50%                          08/20/97     5,000    5,000,000
   Washington Health Care Facilities
     Authority RB (Yakima Valley Farm
     Workers Project) Series 1997 DN
     3.40%**                        04/07/97     3,900    3,900,000
   Washington Public Power Supply System
     Electric RB Series 1993 1A-3 DN
     3.40%**                        04/07/97       300      300,000
   Washington State Housing Finance
     Commission Multifamily RB (Lake
     Washington Apartments Project)
     Series 1996 DN
     3.50%**                        04/07/97     5,000    5,000,000
   Yakima County Public Corporation RB
     (Jeld-Wen Income Project)
     Series 1988 DN
     3.45%**                        04/07/97     3,040    3,040,000
                                                       ------------
                                                         17,240,000
                                                       ------------
WISCONSIN--0.7%
   Oak Creek PCR (Wisconsin Electric Power
     Co. Project) Series 1986 DN
     3.45%**                        04/07/97     1,300    1,300,000
   Wisconsin Health & Education Facilities
     Authority (Daughters of Charity Health
     Center Project) Series 1992 DN
     3.45%**                        04/07/97     1,500    1,500,000
                                                       ------------
                                                          2,800,000
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
    (Cost $405,795,846*)                         99.7%  405,795,846

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                     0.3%    1,028,451
                                                ------ ------------
NET ASSETS (Equivalent to $1.00 per
  share based on 57,538,504
  Institutional shares, 345,457,317
  Service shares and 3,856,011
  Investor A shares outstanding)                100.0% $406,824,297
                                                ====== ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($406,824,297 / 406,851,832)                                $1.00
                                                              =====

-------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS--99.5%
NEW JERSEY--93.8%
   Bellmawr GO Series 1996 MB
     4.90%                           08/01/97  $  175    $  175,595
   Bergen County GO Series 1996 MB
     5.20%                           10/01/97     500       503,419
   Bergen County Utilities Authority Water
     PCRB Series 1997 MB
     3.50%                           12/15/97     720       720,000
   Bernardsville Township GO
     Series 1996 BAN
     3.87%                           04/18/97   3,063     3,063,357
   Boonton GO Series 1996 MB
     4.95%                           09/01/97     195       195,810
   Camden County Improvement Authority
     RB (Jewish Community Center Project)
     Series 1995 DN
     3.30%**                         04/02/97   1,135     1,135,000
   Cape May County Municipal Utilities
     Authority Sewer RB Series 1992 MB
     5.60%                           01/01/98     500       507,327
   Carlstadt GO Series 1997 MB
     4.75%                           03/01/98     350       353,484
   Essex County Public Improvement
     Authority Project RB (County Asset
     Sale Project) Series 1995 DN
     3.30%**                         04/07/97   2,500     2,500,000
   Gloucester County PCR (Mobil Oil
     Refining Co. Project) Series 1993 DN
     3.10%**                         04/07/97   2,810     2,810,000
   Hawthorne General Improvement
     GO Series 1996 MB
     5.20%                           08/15/97     150       150,714
   Hunterdon County GO Series 1996B MB
     5.00%                           05/01/97     765       765,716
   Margate City BAN Series 1997 MB
     3.68%                           03/04/98   2,630     2,630,682
   Mercer County GO Series 1992 BAN
     5.20%                           08/01/97     400       401,973
   Mercer County Improvement Authority RB
     (Pooled Government Loan Project)
     Series 1985 DN
     3.15%**                         04/07/97   2,900     2,900,000
   Middlesex County Unlimited GO
     Series 1993 MB
     3.90%                           07/15/97     750       750,755
   Millburn Township GO Series 1996 MB
     4.60%                           11/15/97     400       402,107
   Monroe Township Middlesex County
     GO Series 1996 BAN
     4.25%                           04/17/97     957       956,870
    4.00%                            02/25/98   1,602     1,606,906
   Montclair General Improvement GO
     Series 1998 MB
     4.90%                           01/01/98     190       191,810
   Morris County GO Series 1996 BAN
     3.97%                           08/08/97   1,336     1,336,179
     3.57%                           12/11/97   1,000     1,000,468
   New Jersey Economic Development
     Authority RB (Industrial Improvements)
     Series 1992C  DN
     3.50%**                         04/07/97     465       465,000
   New Jersey Economic Development
     Authority RB (Manhattan Bagel
     Company, Inc. Project) Series 1995 DN
     3.50%**                         04/07/97     900       900,000

                                                Par
                                    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     3.65%**                         04/07/97  $ 2,260   $ 2,260,000
   New Jersey Economic Development
     Authority Exempt Facility RB
     (Keystone Project) Series 1992 MB
     3.40%                           07/16/97    3,000     3,000,000
   New Jersey Economic Development
     Authority Industrial and Economic
     Development RB (East Meadow Corp.
     Project B) Series 1986B DN
     3.55%**                         04/07/97    4,770     4,770,000
   New Jersey Economic Development
     Authority Industrial Development RB
     (Union Ave Association Project) DN
     3.65%**                         04/01/97    4,900     4,900,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric & Gas Company)
     Series 1996 A DN
     2.90%**                         04/07/97      600       600,000
   New Jersey Economic Development
     Authority PCRB (Public Service Electric
     & Gas Company) Series 1995A DN
     3.10%**                         04/07/97      700       700,000
   New Jersey Economic Development
     Authority RB (Danic Urban Renewal
     Project) Series 1985 DN
     3.10%**                         04/07/97    1,850     1,850,000
   New Jersey Economic Development
     Authority RB (Franciscan Oaks
     Project B) Series 1992B DN
     3.35%**                         04/02/97      400       400,000
   New Jersey Economic Development
     Authority RB (Hillcrest Health Services
     Systems Project) Series 1995 DN
     3.30%**                         04/07/97    11,100   11,100,000
   New Jersey Economic Development
     Authority RB (Local Housing)
     Series 1992D-1 DN
     3.50%**                         04/07/97     1,820    1,820,000
   New Jersey Economic Development
     Authority RB (Russell Berrie Company
     Project) Series 1983 DN
     3.05%**                         04/02/97       200      200,000
   New Jersey Economic Development
     Authority RB (Winchester Gardens;
     Ward Homestead Project)
     Series 1995B DN
     3.35%**                         04/07/97    14,740   14,740,000
   New Jersey Economic Development
     Authority Thermal Energy Facilities
     RB (Thermal Energy, L.P. Project)
     Series 1995 MB
     3.50%                           04/10/97    1,500     1,500,000
   New Jersey GO Series 1990 MB
     7.00%                           04/01/97      500       500,000
   New Jersey Sports and Exposition
     Authority RB Series 1992C DN
     3.25%**                         04/07/97    5,600     5,600,000
   New Jersey State Economic Development
     Authority GO Facilities RB
     4.62%                           07/01/97      500       501,372


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey State Educational Facilities
     Authority RB (Drew University Project)
     Series 1997B MB
     4.00%                           03/01/98  $  270   $  270,713
   New Jersey State GO Series 97-ADN
     3.40%**                         04/08/97   3,000    3,000,000
   New Jersey State GO TECP
     3.45%                           06/20/97   2,000    2,000,000
   New Jersey State TAN Series 96-A
     3.15%                           04/03/97   2,000    2,000,000
   New Jersey Transportation Trust Fund
     Authority Trust Receipts (Transportation
     System Project) RB Series 1996A DN
     3.35%**                         04/07/97   7,500    7,500,000
   New Jersey Turnpike Authority RB
     Series 1991D DN
     3.20%**                         04/07/97   2,600    2,600,000
   Newark  GO Series 1993 MB
     4.40%                           10/01/97     200      200,778
   Newark Water Utility RB Series 1996 MB
     5.50%                           10/01/97     377      380,406
   North Brunswick GO Series 1993 MB
     4.00%                           10/01/97     210      210,254
   Parsippany-Troy Hills Township GO
     Series 1996 BAN
     4.00%                           05/07/97   1,500    1,500,513
     4.25%                           10/31/97   2,000    2,005,509
   Passiac County Utilities Authority Solid
     Waste System RB Series 1996B MB
     3.95%                           09/03/97   1,250    1,250,000
   Princeton Township GO Series 1996 BAN
     4.37%                           08/27/97   1,400    1,403,173
   Ringwood Borough BAN Series 1997 MB
     4.25%                           03/20/98   1,457    1,462,140
   Roselle GO Series 1997 MB
     4.95%                           02/15/98     310      313,566
   Salem County GO Series 1996 MB
     5.35%                           09/01/97     175      176,048
   Salem County Industrial Pollution Control
     Financing Authority RB (E.I. DuPont de
     Nemours and Company Project)
     Series 1982A DN
     3.55%**                         04/07/97   3,100    3,100,000
   Somerset County GO Series 1988 MB
     6.50%                           11/01/97     230      233,875
   Tabernacle School District GO
     Series 1996 MB
     5.37%                           09/01/97     175      176,063
   Union County GO Series 1995 MB
     4.40%                           09/01/97     500      501,735
   Union Township Public Improvement
     GO Series 1996 MB
     4.50%                           12/01/97     303      304,599
   Waldwick GO Series 1996 MB
     3.84%                           05/28/97   2,524    2,523,697
   Woodcliff Lake School District GO
     Series 1997 Unlimited RB
     5.00%                           02/15/98     150      151,856
   Wyckoff Township School District GO
     School District RB Series 1996
     4.60%                           01/15/98     500      503,356
                                                      ------------
                                                       114,632,825
                                                      ------------


                                                Par
                                    Maturity   (000)        Value
                                    --------  -------- ---------------

MUNICIPAL BONDS (CONTINUED)
NEW YORK--0.8%
   Port Authority New York and
     New Jersey MB
     3.50%                           07/09/97  $  925 $    925,000
                                                      ------------
PUERTO RICO--4.9%
   Puerto Rico Government
     Development Bank TECP
     3.50%                           05/09/97   4,000    4,000,000
   Puerto Rico Government
     Development Bank TECP
     3.35%                           05/08/97   2,000    2,000,000
                                                      ------------
                                                         6,000,000
                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $121,557,825*)                          99.5%  121,557,825

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                    0.5%      640,888
                                               ------ ------------
NET ASSETS (Equivalent to $1.00 per
  share based on 2,331,474
  Institutional shares, 93,960,653
  Service shares, 25,883,557 Investor A
  shares and 40,000 Investor B
  shares outstanding)                          100.0% $122,198,713
                                               ====== ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE,
  INVESTOR A AND INVESTOR B SHARE
  ($122,198,713 / 122,215,684)                               $1.00
                                                             =====


-------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS--100.5%
NORTH CAROLINA--91.6%
   Bladen County Industrial Facilities and
     Pollution Control Financing Authority
     Resource Recovery RB  (BCH Energy,
     L.P. Project) Series 1993 DN
     3.70%**                         04/07/97  $  2,000   $ 2,000,000
   Buncombe County GO Series 1996 BAN
     4.00%                           07/02/97     5,000     5,003,187
   Buncombe County Refunded GO
     Series 1988 MB
     7.00%                           06/01/97       150       150,783
   Cabarrus County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Philip Morris Cos. Inc. Project)
     Series 1993 DN
     3.50%**                         04/07/97     1,000     1,000,000
   Cary Parks and Recreational Facilities
     GO Series 1996 MB
     5.10%                           04/01/97        75        75,000
   Cary Sanitary Sewer GO Series 1996 MB
     5.10%                           04/01/97       275       275,000
   Cary Town Refunded GO Series 1989 MB
     6.50%                           09/01/97       745       753,697
   Catawba County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (WSMP Inc. Project)
     Series 1992 DN
     3.65%**                         04/07/97       500       500,000
   Charlotte Airport Refunding RB
     Series 1993A DN
     3.35%**                         04/07/97     1,000     1,000,000
   Charlotte-Mecklenburg Hospital Authority
     RB  (Health Care System Project)
     Series 1996B DN
     3.40%**                         04/07/97     2,400     2,400,000
   Cleveland County GO Series 1990 MB
     7.10%                           06/01/97       290       291,561
   Cumberland County Series 1996 BAN
     4.00%                           06/18/97     6,300     6,304,196
   Durham County GO Series 1993 DN
     3.40%**                         04/07/97       300       300,000
   Durham GO Series 1993 DN
     3.40%**                         04/07/97     4,535     4,535,000
   Gaston County Industrial Facility and
     Pollution Control Financing Authority
     RB (Allibert Inc. Project)
     Series 1987A DN
     3.50%**                         04/07/97     1,500     1,500,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     3.50%**                         04/07/97     1,100     1,100,000
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB  (Snow Hill Tape Corp. Project)
     Series 1995 DN
     3.50%**                         04/07/97     2,000     2,000,000
   Greensboro Certificates of Participation
     (Greensboro Coliseum Complex
     Improvement Project) Series 1995A DN
     3.40%**                         04/07/97     2,000     2,000,000


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS
NORTH CAROLINA (CONTINUED)
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB  (U.S. Label Corp. Project)
     Series 1995 DN
     3.50%**                         04/07/97  $  2,500   $   2,500,000
   High Point GO Series 1987 MB
     7.20%                           04/01/97       150         150,000
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Purina Mills, Inc. Project)
     Series 1995 DN
     3.60%**                         04/07/97     4,000       4,000,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding IDRB (Trion, Inc. Project)
     Series 1995 DN
     3.45%**                         04/07/97     1,700       1,700,000
   Lee County GO Series 1997 MB
     4.80%                           04/01/98     1,250       1,264,600
   Lenoir County Industrial Facilities and
     Pollution Control Financing Authority
     Resource Recovery RB  (Carolina Energy,
     L.P. Project) Series 1995 DN
     3.70%**                         04/07/97     4,000       4,000,000
   Mecklenburg County GO Series 1988 DN
     3.40%**                         04/07/97     2,000       2,000,000
   Mecklenburg County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Edgcomb Metals Co. Project)
     Series 1984 DN
     3.40%**                         04/07/97     3,500       3,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing Authority
     IDRB  (Otto Industries, Inc. Project)
     Series 1988 DN
     3.65%**                         04/07/97     2,950       2,950,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing Authority
     IDRB (Aplix, Inc. Project) Series 1996 DN
     3.50%**                         04/07/97     5,200       5,200,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing Authority
     IDRB (Griffith Micro Science Project)
     Series 1995 DN
     3.60%**                         04/07/97     1,500       1,500,000
   Mecklenburg County GO Series 1996C DN
     3.40%**                         04/01/97     3,000       3,000,000
     3.40%**                         04/03/97     1,000       1,000,000
   New Hanover County Industrial Facilities
     IDRB (Interroll Corp. Project)
     Series 1989 DN
     3.65%**                         04/03/97     1,295       1,295,000
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB  (Harvey Fertilizer & Gas Co.
     Project) Series 1995 DN
     3.50%**                         04/07/97     1,740       1,740,000
   North Carolina Eastern Municipal Power
     Agency Power System RB
     Series 1988 TECP
     3.50%                           05/14/97     3,600       3,600,000
     3.40%                           05/21/97     1,190       1,190,000


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS
NORTH CAROLINA (CONTINUED)
   North Carolina Eastern Municipal Power
     Agency Prerefunded RB
     Series 1988 MB
     8.00%                           01/01/98  $  4,672   $ 4,913,652
   North Carolina Eastern Municipal Power
     Agency RB Series 1997 TECP
     3.40%                           06/12/97     6,000     6,000,000
   North Carolina Education Facilities
     Finance Agency RB  (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.50%**                         04/07/97       900       900,000
   North Carolina Educational Facilities and
     Finance Agency RB (Elon College Project)
     Series 1997 DN
     3.35%**                         04/07/97     3,815     3,815,000
   North Carolina Educational Facilities
     Finance Agency RB  (Duke University
     Project) Series 1987A DN
     3.35%**                         04/07/97     1,000     1,000,000
   North Carolina Educational Facilities
     Finance Agency RB  (Duke University
     Project) Series 1991B DN
     3.35%**                         04/07/97     1,000     1,000,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1996 DN
     3.50%**                         04/07/97     1,000     1,000,000
   North Carolina Industrial Facilities and
     Pollution Control Financing Authority
     RB (GVK America Inc., Project)
     Series 1990 MB
     3.80%                           12/01/97     2,535     2,535,000
   North Carolina Medical Care Commission
     Hospital RB  (Baptist Hospital Project)
     Series 1992B DN
     3.45%**                         04/07/97     2,900     2,900,000
   North Carolina Medical Care Commission
     Hospital RB  (Baptist Hospital Project)
     Series 1996 DN
     3.45%**                         04/07/97     1,700     1,700,000
   North Carolina Medical Care Commission
     Hospital RB  (Moses H. Cone Memorial
     Hospital Project) Series 1995 DN
     3.45%**                         04/07/97       200       200,000
   North Carolina Medical Care Commission
     Hospital RB  (Park Ridge Hospital Project)
     Series 1988 DN
     3.50%**                         04/07/97       400       400,000
   North Carolina Medical Care Commission
     Hospital RB  (Pooled Equipment
     Financing Project) Series 1985 DN
     3.50%**                         04/07/97       800       800,000
   North Carolina Medical Care Commission
     Hospital RB (Duke University Hospital
     Project) Series 1993A DN
     3.35%**                         04/07/97     1,500     1,500,000
   North Carolina Medical Care Commission
     Hospital RB (Moses H. Cone Memorial
     Hospital Project) Series 1993 DN
     3.45%**                         04/07/97       700       700,000


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care Community
     Hospital (Pooled Financing Project)
     Series 1994 DN
     3.40%**                         04/07/97  $   400   $    400,000
   North Carolina Municipal Power Agency
     Number 1 (Catawba Project)
     Series 1996 TECP
     3.55%                           05/16/97    4,000      4,000,000
   North Carolina Municipal Power Agency
     Number 1 Refunded RB (Catawba)
     Series 1988 MB
     7.87%                           01/01/98    1,150      1,209,329
   North Carolina State GO Series 1997A MB
     5.10%                           03/01/98    8,000      8,107,419
   North Carolina State University RB
     Raleigh Housing System
     Series 1984M  MB
     5.30%                           09/01/97      300        302,029
   Person County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Project)
     Series 1992A DN
     3.55%**                         04/07/97      200        200,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance Authority
     RB (Philip Morris Companies Inc.
     Project) Series 1992 DN
     3.50%**                         04/07/97      325        325,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Square D Co. Project)
     Series 1988 DN
     3.40%**                         04/07/97    2,600      2,600,000
   University of North Carolina Chapel Hill
     School of Medicine RB  (Ambulatory
     Care Clinic Project) Series 1990 DN
     3.35%**                         04/07/97    1,900      1,900,000
   Wake County Industrial Facilities and
     Pollution Control Finance Authority
     Refunding RB (Carolina Power & Light
     Co. Project) Series 1990A  TECP
     3.35%                           04/28/97    5,500      5,500,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co.)
     Series 1985A DN
     3.50%**                         04/07/97    2,000      2,000,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Carolina Power & Light Co. Project)
     Series 1985B DN
     3.65%**                         04/07/97    4,200      4,200,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     RB  (Carolina Power & Light)
     Series 1985C DN
     3.65%**                         04/07/97      900        900,000
   Wilson County Industrial Facilities Pollution
     Control Financing Authority IDRB
     (Chip Project) Series 1989 DN
     3.65%**                         04/07/97      800        800,000
   Winston-Salem Certificates of Participation
     (Risk Acceptance Management Corp.
     Project) Series 1988 DN
     3.45%**                         04/07/97      480        480,000
                                                         ------------
                                                          134,065,453
                                                         ------------
See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--8.2%
   Government Development Bank for Puerto
     Rico Series 1997 TECP
     3.50%                           05/09/97  $  6,000   $ 6,000,000
   Puerto Rico Commonwealth Prerefunded
     GO Series 1987 MB
     7.12%                           07/01/97     1,330     1,367,352
   Puerto Rico Government Development
     Bank Refunding RB  Series 1985 DN
     3.10%**                         04/07/97       700       700,000
   Puerto Rico Government Development
     Bank Series 1997 TECP
     3.35%                           04/15/97     1,000     1,000,000
   Puerto Rico Industrial, Medical and
     Enviromental Pollution Control Facilities
     Authority RB  (Key Pharmaceuticals
     Project) Series 1983 TECP
     3.75%                           12/01/97     1,500     1,500,000
   Puerto Rico Industrial, Tourist, Educational,
     Medical, and Environmental Control
     Facilities RB (Inter-American University
     Project) Series 1994 MB
     3.50%                           04/17/97     1,500     1,500,000
                                                         ------------
                                                           12,067,352
                                                         ------------
VIRGIN ISLANDS--0.7%
   Virgin Islands Housing Finance Authority
     Single Family Refunding RB
     Series 1995B MB
     3.75%                           06/01/97     1,000     1,000,000
                                                         ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $147,132,805*)                           100.5%   147,132,805

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                    (0.5%)     (790,449)
                                                 ------  ------------
NET ASSETS (Equivalent to $1.00 per
  share based on 139,694,939 Institutional
  shares, 6,435,874
  Service shares and 211,665
  Investor A shares outstanding)                 100.0%  $146,342,356
                                                 ======  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($146,342,356 / 146,342,478)                                  $1.00
                                                                =====


-------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS--99.6%
OHIO--98.8%
   Avon GO Series 1996 BAN
     4.24%                           07/02/97  $  1,700   $ 1,701,071
   Bedford Heights GO Series 1996 BAN
     4.35%                           06/19/97       900       900,468
   Belmont County GO Series 1996 BAN
     3.96%                           10/01/97     1,000     1,001,267
     4.12%                           11/25/97     1,400     1,402,371
   Belmont County GO Series 1997B BAN
     3.92%                           10/01/97     1,900     1,902,526
   Berea GO Series 1996 BAN
     4.10%                           04/23/97       500       500,103
     4.10%                           10/23/97     2,550     2,553,437
   Butler County GO Series 1996 BAN
     4.20%                           10/30/97       750       751,682
   Butler County GO Series 1997 BAN
     4.10%                           03/20/98     1,000     1,003,723
   Clear Fork Valley School District Richland
     County GO Series 1997 BAN
     4.20%                           09/25/97     1,665     1,670,105
   Clermont County Health Facilities Authority
     RB (Mercy Health System Project)
     Series 1996A DN
     3.45%**                         04/07/97       300       300,000
   Clermont County Hospital Facilities
     Authority RB (Mercy Health Systems
     Project) Series 1994B DN
     3.45%**                         04/07/97     1,036     1,036,000
   Cleveland Waterworks GO First Mortgage
     Bonds Series 1992A  MB
     5.30%                           01/01/98     1,000     1,012,092
   Cuyahoga County Hospital Improvement
     RB (St. Luke's Hospital Project)
     Series 1990 DN
     3.50%**                         04/07/97     4,800     4,800,000
   Cuyahoga County IDRB (Pleasant Lake
     Associates Project) Series 1995 DN
     3.55%**                         04/07/97       965       965,000
   Delaware County IDRB (Air Waves Inc.,
     Project) Series 1995 DN
     3.70%**                         04/07/97       935       935,000
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     3.65%**                         04/07/97     3,700     3,700,000
   Evandale IDRB (Shv Real Estate, Inc.
     Project) Series 1985 DN
     3.25%**                         04/07/97     1,700     1,700,000
   Franklin County Hospital Refunding and
     Improvement RB (U.S. Health Corp. of
     Columbus Project) Series 1996A DN
     3.45%**                         04/07/97     4,000     4,000,000
   Franklin County IDRB (Alco Standard Corp.
     Project) Series 1994 DN
     3.55%**                         04/07/97     2,000     2,000,000
   Greene County Economic Development RB
     (Ashford Center Project)
     Series 1995 DN
     3.60%**                         04/07/97     2,185     2,185,000
   Greene County GO Series 1997 BAN
     4.10%                           03/26/98     1,360     1,364,254
   Greene County IDRB (AFC Stamping &
     Production, Inc.; Barsplice Products
     Project) Series 1995 DN
     3.70%**                         04/07/97     1,000     1,000,000


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Greene County IDRB (Antioch Publishing
     Co. Project) Series 1996 DN
     3.70%**                         04/07/97  $  2,600   $   2,600,000
   Hamilton County Hospital Facilities RB
     (Bethesda Hospital Inc, Project)
     Series 1995 DN
     3.35%**                         04/07/97       900         900,000
   Hamilton Electric System Mortgage
     Revenue Bonds Series 1992A MB
     4.75%                           10/15/97       500         503,147
   Hilliard GO Series 1996 BAN
     4.40%                           09/18/97     1,600       1,602,862
   Lorain County Community College District
     GO Series 1997 TAN
     6.00%                           12/01/97       535         543,497
   Lucas County IDRB (Vega Industries Inc.
     Project) Series 1995 DN
     3.70%**                         04/07/97     2,140       2,140,000
   Middleburg Heights GO Series 1996 BAN
     4.05%                           05/29/97       585         585,179
   Montgomery County Economic Development
     Authority RB (Dayton Art Institute Project)
     Series 1996 DN
     3.55%**                         04/07/97     3,600       3,600,000
   Montgomery County Health Facilities RB
     (Sisters of Charity Health Care Project)
     Series 1995 DN
     3.45%**                         04/07/97     1,400       1,400,000
   Montgomery GO Series 1996 BAN
     4.00%                           12/12/97   3,000         3,008,079
   Newark GO Series 1997 BAN
     4.00%                           03/13/98   1,275         1,278,490
   Ohio Air Quality Development Authority
     PCRB  (Duquesne Light & Power Project)
     Series 1997 TECP
     3.50%                           07/14/97   3,000         3,000,000
   Ohio Air Quality Development Authority
     PCRB (Ohio Edison Co. Project)
     Series 1988B MB
     3.80%                           05/01/97   1,800         1,800,000
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     3.65%**                         04/07/97   3,200         3,200,000
   Ohio Air Quality Development Authority
     RB (JMG Funding, L.P. Project)
     Series 1994B DN
     3.45%**                         04/02/97   800             800,000
   Ohio Air Quality Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.45%**                         04/02/97   2,700         2,700,000
   Ohio Environmental Improvement RB
     (U.S. Steel Corp. Project)
     Series 1986 DN
     3.60%**                         04/07/97   1,000         1,000,000
   Ohio Higher Educational Facility
     Community RB (Oberlin College Project)
     Series 1985 DN
     3.40%**                         04/07/97   3,800         3,800,000
   Ohio Housing Finance Agency Multi-Family
     Housing RB  (Lincoln Park Association
     Project) Series 1985 MB
     4.25%                           04/21/97     690           690,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Housing Finance Agency Multifamily
     Housing RB (The Club at Spring Valley
     Apartments Project) Series 1996A DN
     3.70%**                         04/07/97  $  4,500   $ 4,500,000
   Ohio Housing Finance Authority Residential
     Mortgage Revenue Bonds
     Series 1997A MB
     3.65%                           03/02/98     5,000     5,000,000
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     3.70%**                         04/03/97     1,435     1,435,000
   Ohio State University RB
     Series 1992B DN
     3.20%**                         04/07/97     2,450     2,450,000
   Ohio Water Authority Solid Waste Disposal
     RB (American Steel & Wire Corp.
     Project) Series 1995 DN
     3.70%**                         04/07/97     8,100     8,100,000
   Ohio Water Development Authority PCRB
     (Duquesne Light Company Project)
     Series 1997 MB
     3.50%                           05/09/97     2,000     2,000,000
   Ohio Water Development Authority
     Refunding RB ( Timken Co. Project)
     Series 1992 DN
     3.45%**                         04/07/97     3,000     3,000,000
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     3.70%**                         04/07/97     1,190     1,190,000
   Portage County IDRB (Lovejoy Industries
     Project) Series 1994 DN
     3.75%**                         04/07/97     1,475     1,475,000
   Rocky River GO Series 1996 BAN
     4.15%                           09/05/97     1,242     1,243,436
   Sandusky County IDRB (Brighton Manor
     Co. Project) Series 1986 DN
     3.65%**                         04/07/97     1,500     1,500,000
   Solon IDRB (Cleveland Twist Drill Co.
     Project) Series 1995 DN
     3.70%**                         04/07/97     1,800     1,800,000
   Stark County GO Series 1996 BAN
     4.12%                           06/19/97     2,000     2,000,913
     4.10%                           10/16/97     1,000     1,001,197
   Strongsville GO Series 1996 BAN
     3.90%                           12/18/97     1,000     1,001,723
   Strongsville IDRB (Web Plastics Company,
     Project) Series 1997 DN
     3.70%**                         04/07/97     1,400     1,400,000
   Summit County IDRB (Austin Printing Co.,
     Inc. Project) Series 1994 DN
     3.70%**                         04/07/97       575       575,000
   Summit County IDRB (Forest Manufacturing
     Project) Series 1994 DN
     3.65%**                         04/03/97       500       500,000
   Trumbull County IDRB (ATD Corp. Project)
     Series 1995 DN
     3.70%**                         04/07/97     1,980     1,980,000
   University Heights GO Series 1996 BAN
     4.15%                           05/23/97       600       600,205
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     3.60%**                         04/07/97     1,940     1,940,000
                                                         ------------
                                                          118,227,827
                                                         ------------


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
VIRGIN ISLANDS--0.8%
   Virgin Islands Housing Finance Authority
     Single Family Refunding RB
     Series 1995B MB
     3.75%                           06/01/97  $1,000  $  1,000,000
                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $119,227,827*)                          99.6%   119,227,827

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                    0.4%       463,799
                                               ------  ------------
NET ASSETS (Equivalent to $1.00 per
  share based on 51,866,196
  Institutional shares, 55,401,180
  Service shares and 12,432,376
  Investor A shares outstanding)               100.0%  $119,691,626
                                               ======  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL,
  SERVICE AND INVESTOR A SHARE
  ($119,691,626 / 119,699,752)                                $1.00
                                                              =====


-------------------
 *  Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                             STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS--99.9%
PENNSYLVANIA--94.9%
   Allegheny County RB (United States Steel
     Corp. Project) Series 1985 MB
     3.35%                           05/16/97  $  5,000   $ 5,000,000
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     3.30%**                         04/07/97     1,990     1,990,000
   Allegheny County Hospital Development
     Authority RB (Allegheny General Hospital
     Project) Series 1995B DN
     3.45%**                         04/02/97    13,900    13,900,000
      3.45%**                        04/07/97     1,500     1,500,000
   Allegheny County Hospital Development
     Authority RB (St. Francis Medical
     Center Project) Series 1996A DN
     3.60%**                         04/07/97     5,000     5,000,000
   Allegheny County IDA PCRB (Duquesne
     Light Co. Project) Series 1990A MB
     3.70%                           02/05/98     5,000     5,000,000
   Allegheny County IDA Refunding PCRB
     (Duquesne Light Co. Project)
     Series 1992A MB
     3.65%                           10/30/97     8,000     8,000,000
   Allentown Sewer Authority RB
     Series 1997 MB
     3.50%                           05/15/97     195         195,000
   Allentown Water Authority Refunding
     RB Series 1997 MB
     3.50%                           05/15/97     515         515,000
   Allentown Redevelopment Authority Multi-
     Family Housing Refunding RB (Arcadia
     Associates Project) Series 1990 DN
     3.80%**                         04/07/97     6,000     6,000,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1993A MB
     3.50%                           07/16/97     9,400     9,400,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1997 MB
     3.45%                           05/21/97     1,000     1,000,000
   Beaver County IDA PCRB (Duquesne
     Light Co.; Beaver Valley Project)
     Series 1993A MB
     3.55%                           08/07/97     1,000     1,000,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990A DN
     3.40%**                         04/07/97     3,300     3,300,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Beaver Valley
     Project) Series 1990C MB
     3.45%                           07/16/97     2,500     2,500,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co.; Mansfield Project)
     Series 1990B DN
     3.40%**                         04/07/97     3,000     3,000,000
   Beaver County IDA Refunding PCRB
     (Toledo Edison Project)
     Series 1992E TECP
     3.70%                           12/04/97    10,000    10,000,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.45%**                         04/07/97       350       350,000


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Bedford County IDA IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.65%**                         04/07/97  $  3,000   $   3,000,000
   Bentworth School District GO
     Series 1997 MB
     3.75%                           03/15/98       310         310,000
   Berks County IDA Commercial Development
     Refunding RB (Sixth and Penn Street
     Project) Series 1988 DN
     3.45%**                         04/07/97       200         200,000
   Berks County IDA Manufacturing Facilities
     RB (Grafika Commercial Printing, Inc.
     Project) Series 1995 DN
     3.85%**                         04/07/97     1,130       1,130,000
   Berks County IDA RB (Lutheran Home at
     Topton Project) Series 1995 DN
     3.55%**                         04/07/97     1,900       1,900,000
   Berks County IDA RB (Richard J. Caron
     Foundation Project) Series 1996 DN
     3.55%**                         04/02/97     2,000       2,000,000
   Berks County IDA IDRB (Citizens Utilities
     Co. Project) MB
     3.40%                           05/16/97     4,200       4,200,000
   Bucks County IDA Environmental
     Improvement RB (USX Corp. Project)
     Series 1995 MB
     3.45%                           08/05/97     1,360       1,360,000
   Bucks County IDA RB (SHV Real Estate,
     Inc. Project) Series 1985 DN
     3.35%**                         04/07/97     2,200       2,200,000
   Bucks County IDA Refunding RB
     (Sundstrand Corp. Project)
     Series 1991 DN
     3.55%**                         04/07/97     1,505       1,505,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1989V-1 DN
     3.55%**                         04/07/97     24,500     24,500,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1989V-2 DN
     3.55%**                         04/07/97     4,300       4,300,000
   Cambria County IDA Resource Recovery
     RB (Cambria Cogen Co. Project)
     Series 1991V-1 DN
     3.55%**                         04/07/97     9,000       9,000,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990A MB
     3.55%                           05/15/97     1,055       1,055,000
     3.60%                           05/15/97     1,000       1,000,000
     3.50%                           08/07/97     6,000       6,000,000
     3.55%                           08/07/97     4,000       4,000,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1990B MB
     3.55%                           05/15/97     1,300       1,300,000
     3.50%                           08/07/97       400         400,000
     3.55%                           08/07/97     4,325       4,325,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1991 MB
     3.55%                           07/16/97       300         300,000
     3.50%                           08/07/97     2,910       2,910,000
     3.55%                           08/07/97     1,625       1,625,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1992A MB
     3.55%                           05/15/97  $ 5,000   $ 5,000,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners Project)
     Series 1997A MB
     3.50%                           07/16/97    3,200     3,200,000
   Carbon County IDA Resource Recovery
     RB (Panther Creek Partners
     Project) MB
     3.45%                           07/25/97    1,545     1,545,000
   Commonwealth of Pennsylvania GO
     BAN 1997A TECP
     3.30%                           04/22/97    2,000     2,000,000
     3.30%                           04/24/97    2,000     2,000,000
     3.40%                           05/01/97    5,500     5,500,000
   Cumberland County IDA IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     3.85%**                         04/07/97      830       830,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.50%**                         04/07/97    6,000     6,000,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Co. Project)
     Series 1988A MB
     3.45%                           05/08/97    2,750     2,750,000
   Delaware County IDA Resource Recovery
     RB Series 1993-G MB
     3.62%                           12/01/97    5,000     5,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.45%**                         04/07/97      100       100,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.45%**                         04/07/97    7,500     7,500,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.45%**                         04/07/97    7,700     7,700,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.45%**                         04/07/97    1,300     1,300,000
   Delaware County IDA PCRB PECO
     Energy Co. Project) MB
     3.20%                           04/08/97    3,600     3,600,000
   Elk County IDA IDRB (Williamette
     Industries, Inc., Project)
     Series 1992 DN
     3.50%**                         04/07/97    5,000     5,000,000
   Emmaus General Authority RB Pooled
     Loan Series 1989H-6 DN
     3.60%**                         04/07/97    1,600     1,600,000
   Emmaus General Authority RB Pooled
     Loan Series 1996 DN
     3.65%**                         04/07/97    3,000     3,000,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     3.55%**                         04/07/97      800       800,000


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.35%**                         04/07/97  $  1,100   $ 1,100,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.35%**                         04/07/97     1,970     1,970,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.35%**                         04/07/97     5,645     5,645,000
   Littlestown IDA Refunding RB
     (Hanover House Industries Project)
     Series 1987 DN
     3.50%**                         04/07/97     8,000     8,000,000
   Montgomery County GO Series 1996 DN
     3.55%**                         04/07/97     2,000     2,000,000
   Montgomery County Higher Education
     and Health Authority Hospital RB
     Series 1988 DN
     3.35%**                         04/07/97     3,200     3,200,000
   Montgomery County IDA IDRB (Three
     Valley Square Associates Project)
     Series 1987 DN
     3.45%**                         04/07/97     2,800     2,800,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     3.85%**                         04/07/97     900         900,000
   Montgomery County IDA RB (Apple Fresh
     Foods Ltd Project) Series 1996 DN
     3.20%**                         04/07/97     1,000     1,000,000
   Montgomery County IDA RB (One Valley
     Square Project) Series 1985 DN
     3.45%**                         04/07/97     1,800     1,800,000
   Montgomery County IDA RB (PECO
     Energy Project) Series 1994A MB
     3.45%                           06/02/97     1,200     1,200,000
   Montgomery County IDA Economic
     Development RB (Palmer International
     Inc. Project) Series 1997 DN
     3.50%**                         04/07/97     1,000     1,000,000
   Montgomery County IDA MB
     3.20%                           04/03/97     5,000     5,000,000
     3.40%                           05/21/97     3,500     3,500,000
   Northampton County IDA IDRB (Citizens
     Utilities Project) Series 1991 MB
     3.45%                           04/01/97     2,000     2,000,000
     3.35%                           05/16/97     1,000     1,000,000
     3.40%                           05/16/97     1,000     1,000,000
   Northampton County IDA IDRB  (Citizens
     Utilities Project) Series 1996 DN
     3.50%**                         04/07/97     8,375     8,375,000
   Northeastern Hospital and Education
     Authority Health Care RB  (Wyoming
     Valley Health Care Project)
     Series 1994A DN
     3.45%**                         04/07/97    12,000    12,000,000
   Northeastern Hospital and Education
     Authority RB (Allhealth Pooled
     Financing Program)  Series 1996 DN
     3.70%**                         04/07/97    12,000    12,000,000
   Northumberland County IDA RB (Furman
     Farms, Inc. Project) Series 1995A DN
     3.85%**                         04/07/97     1,225     1,225,000


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]



                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Northumberland County IDA Resource
     RB (Foster Wheeler Mt. Carmel Project)
     Series 1987A DN
     3.50%**                         04/07/97  $  4,000   $ 4,000,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     3.50%**                         04/07/97       590       590,000
   Penn Hills Township GO Series 1987A MB
     7.50%                           06/01/97     1,505     1,514,294
   Pennsylvania Economic Development
     Financing Authority RB (Wendt
     Dunnington Co. Project) Series 1995 DN
     3.55%**                         04/07/97     1,165     1,165,000
   Pennsylvania Energy Development
     Authority RB  (B&W Ebensburg Project)
     Series 1986 DN
     3.45%**                         04/07/97    11,860    11,860,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg Project)
     Series 1988 DN
     3.45%**                         04/07/97     2,900     2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.50%**                         04/02/97     7,750     7,750,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.50%**                         04/07/97     3,800     3,800,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988A DN
     3.50%**                         04/07/97     1,300     1,300,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988C DN
     3.50%**                         04/07/97     1,700     1,700,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1988E DN
     3.50%**                         04/07/97       100       100,000
   Pennsylvania Higher Education Assistance
     Agency Student Loan RB
     Series 1994A DN
     3.50%**                         04/02/97    20,350    20,350,000
   Pennsylvania Higher Educational Facilities
     Authority College and University RB
     (Pennsylvania College of Optometry
     Project) Series 1996 DN
     3.40%**                         04/07/97     6,800     6,800,000
   Pennsylvania Higher Educational Facilities
     Authority RB (University of Pennsylvania
     Health Services Project)
     Series 1996C DN
     3.40%**                         04/07/97     8,400     8,400,000
   Pennsylvania State Series 1996 TRAN
     4.50%                           06/30/97    25,150    25,205,432
   Philadelphia Gas Works TECP
     3.45%                           06/02/97     2,300     2,300,000
   Philadelphia GO Series 1990 TECP
     3.50%                           04/15/97    10,000    10,000,000
   Philadelphia GO Series 1996A TRAN
     4.50%                           06/30/97     2,000     2,003,656


                                                 Par
                                    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Philadelphia IDA RB (30th Street Station
     Project) Series 1987 DN
     4.05%**                         04/07/97  $ 6,900   $ 6,900,000
   Philadelphia Redevelopment Authority
     Multi-Family Housing RB  (Franklin
     Town Towers Project) Series 1985 DN
     3.55%**                         04/07/97    3,800     3,800,000
   Pottstown Borough Sewer Authority RB
     Series 1996 MB
     4.00%                           11/01/97      660       661,300
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985F DN
     3.40%**                         04/07/97    1,900     1,900,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985H DN
     3.40%**                         04/07/97      890       890,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985K DN
     3.40%**                         04/07/97      200       200,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985I DN
     3.40%**                         04/07/97      200       200,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985L DN
     3.40%**                         04/07/97      300       300,000
   Sayre Health Care Facilities Authority RB
     (VHA Capital Financing Project)
     Series 1985M DN
     3.40%**                         04/07/97      900       900,000
   Sayre Health Care Facility Authority  RB
     (VHA Capital Financing Project)
     Series 1985A DN
     3.40%**                         04/07/97      100       100,000
   Sayre Health Care Facility Authority RB
     (VHA Capital Financing Project)
     Series 1985J DN
     3.40%**                         04/07/97    6,300     6,300,000
   Schuylkill County IDA (Craftex Mills
     Project) DN
     3.85%**                         04/07/97    2,250     2,250,000
   Schuylkill County IDA IDRB (Kaytee
     Products, Inc. Project) Series 1995 DN
     3.65%**                         04/07/97    4,000     4,000,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power Project)
     Series 1985 DN
     3.45%**                         04/07/97   10,000    10,000,000
   Schuylkill County IDA Resource Recovery
     RB (Northeastern Power Co. Project)
     Series 1986B DN
     3.95%**                         04/01/97   19,800    19,800,000
   Schuylkill County IDA Resource Recovery
     RB (Westwood Energy Property Project)
     Series 1985 DN
     4.00%**                         04/01/97    4,400     4,400,000
   Scranton-Lackawana Health & Welfare
     Authority RB (Mercy Health System
     Project) Series 1996-A DN
     3.45%**                         04/07/97    3,400     3,400,000

See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Selinsgrove Area School District GO
     Series 1996 TRAN
     4.35%                           06/30/97  $  1,185   $ 1,185,841
   University of Pittsburgh Higher Education
     RB (University Capital Project)
     Series 1989A DN
     3.20%**                         04/07/97       500       500,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990A MB
     3.10%                           04/18/97     3,100     3,100,000
     3.55%                           07/16/97       300       300,000
     3.45%                           07/25/97       300       300,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1990B MB
     3.55%                           05/15/97     3,715     3,715,000
     3.55%                           07/16/97     1,650     1,650,000
     3.45%                           07/25/97     2,300     2,300,000
     3.55%                           08/07/97     5,285     5,285,000
     3.60%                           08/15/97     2,200     2,200,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project) Series 1993 MB
     3.10%                           04/18/97     1,300     1,300,000
     3.55%                           07/15/97     1,210     1,210,000
     3.55%                           07/16/97     7,175     7,175,000
   Washington County Authority Lease RB
     Series 1985 DN
     3.45%**                         04/02/97    14,600    14,600,000
   Williamsport Area School District GO
     Series 1996 TRAN
     4.25%                           06/30/97     3,000     3,001,416
   York County IDA IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     3.65%**                         04/07/97     1,000     1,000,000
   York County IDA (Public Service Electric
     and Gas Co. Project) Series 1995A DN
     3.30%**                         04/02/97     2,600     2,600,000
                                                         ------------
                                                          526,471,939
                                                         ------------
PUERTO RICO--5.0%
   Puerto Rico Government Development
     Bank Series 1996 TECP
     3.50%                           05/09/97     5,000     5,000,000
   Puerto Rico Government Development
     Bank TECP
     3.25%                           04/01/97     9,000     9,000,000
     3.25%                           04/08/97     9,200     9,200,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB  (Ana G. Mendez
     Foundation Project) Series 1985 DN
     3.30%**                         04/07/97       400       400,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB (Inter-American
     University Project) Series 1985 MB
     3.15%                           05/16/97     2,400     2,400,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing Authority RB (Reynolds Metals
     Co. Project) Series 1983 MB
     3.80%                           09/01/97     2,000     2,000,405
                                                         ------------
                                                           28,000,405
                                                         ------------

                                                             Value
                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $554,472,344*)                            99.9%  $554,472,344

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.1%       333,255
                                                 ------  ------------
NET ASSETS (Equivalent to $1.00 per
  share based on 225,095,075
  Institutional shares, 241,279,196
  Service shares and 88,443,767
  Investor A shares outstanding)                 100.0%  $554,805,599
                                                 ======  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  INVESTOR A  SHARE
  ($554,805,599 / 554,818,038)                                  $1.00
                                                                =====


-------------------
  * Aggregate cost for Federal tax purposes.
 ** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


                             STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS--99.8%
VIRGINIA--82.5%
   Alexandria IDA Resource Recovery RB
     (Alexandria Arlington Waste-to-Energy
     Facility Project) Series 1986A DN
     4.05%**                          04/01/97  $  400   $  400,000
   Alexandria Redevelopment and Housing
     Authority Multi-Family Housing RB
     (Buckingham Village Apartments Project)
     Series 1996B DN
     3.70%**                          04/07/97   2,000    2,000,000
   Arlington County GO Series 1991 MB
     5.70%                            12/01/97     650      658,196
   Bedford County IDA IDRB (Nekoosa
     Packaging Corp. Project)
     Series 1997 DN
     3.50%**                          04/03/97   2,000    2,000,000
   Brunswick County IDA Exempt Facility RB
     (Aegis Waste Solutions, Inc. Project)
     Series 1996 DN
     3.60%**                          04/07/97   1,000    1,000,000
   Capital Region Airport Commission Airport
     RB (Richmond International Airport
     Project) Series 1995C DN
     3.55%**                          04/07/97   2,000    2,000,000
   Charles County IDA Exempt Facility RB
     (Chambers Development of Virginia,
     Inc. Project) Series 1989 DN
     3.65%**                          04/07/97   1,100    1,100,000
   Charles County IDA Solid Waste Disposal
     Facilities RB (Chambers Development
     of Virginia, Inc. Project)
     Series 1996 DN
     3.65%**                          04/07/97   1,500    1,500,000
   Chesapeake GO Prerefunded
     Series 1988 MB
     6.80%                            07/01/97     450      462,681
   Chesterfield County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.60%                            05/09/97     500      500,000
   Commonwealth of Virginia TECP
     Series 1997
     3.45%                            05/15/97     500      500,000
   Fairfax County Economic Development
     Authority RB (Foreman Development
     Associates Project) Series 1996 DN
     3.60%**                          04/07/97   2,665    2,665,000
   Fairfax County GO Series 1993C MB
     4.00%                            05/01/97   1,000    1,000,318
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988A DN
     3.50%**                          04/02/97   1,100    1,100,000
   Fairfax County IDA RB (Fairfax Hospital
     System Project) Series 1988C DN
     3.50%**                          04/02/97     300      300,000
   Greensville County IDA IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     3.55%**                          04/01/97   1,600    1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     3.45%                            05/22/97   2,000    2,000,000


                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Hampton Redevelopment & Housing
     Authority Multi-Family Housing Refunding
     RB (Avalon at Hampton Project)
     Series 1996A DN
     3.35%**                          04/02/97  $  2,560   $ 2,560,000
   Hampton Roads Regional Jail Authority
     Regional Jail Facility RB
     Series 1996B DN
     3.50%**                          04/07/97     1,700     1,700,000
   King George County IDA Exempt Facility
     RB (Birchwood Power Partners,
     L.P. Project) Series 1995 DN
     3.90%**                          04/01/97       600       600,000
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996 DN
     3.50%**                          04/03/97     1,500     1,500,000
   Louden County IDA Residential Care
     Facility RB (Falcons Landing Project)
     Series 1994B DN
     4.10%**                          04/01/97     2,500     2,500,000
   Louisa IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1984 MB
     3.40%                            04/25/97     1,000     1,000,000
   Louisa IDA PCRB (Virginia Electric &
     Power Co. Project) Series 1985 MB
     3.15%                            04/18/97       500       500,000
     3.65%                            05/15/97       100       100,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985B DN
     3.50%**                          04/01/97       100       100,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985C DN
     3.50%**                          04/07/97       200       200,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985E DN
     3.50%**                          04/07/97     1,800     1,800,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital Asset
     Finance Program) Series 1985F DN
     3.50%**                          04/02/97       400       400,000
   Metropolitan Washington D.C. Airports
     Authority, Virginia Passenger
     Facility TECP
     3.50%                            04/15/97     3,000     3,000,000
     3.70%                            09/26/97     1,000     1,000,000
   Peninsula Ports Authority of Virginia Port
     Facility Refunding RB (CSX
     Transportation, Inc. Project)
     Series 1992 MB
     3.50%                            04/25/97     1,000     1,000,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1986 MB
     3.60%                            05/09/97       300       300,000
   Prince William County IDA RB (Colonial
     Investments Facility Project)
     Series 1996 DN
     3.60%**                          04/02/97     3,295     3,295,000


See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                             STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                 Par
AS OF MARCH 31, 1997 (UNAUDITED)    Maturity    (000)        Value
                                    --------   -------- ---------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Richmond IDA RB (Halifax Paper Board
     Co. Project) Series 1990 DN
     3.65%**                          04/07/97  $  510   $  510,000
   Roanoke IDA Hospital RB (Carillon Health
     System Project) Series 1995D DN
     3.45%**                          04/07/97     400      400,000
   Rockingham County IDA Higher Education
     Facilities RB (Eastern Mennonite
     University Project) Series 1995 DN
     3.55%**                          04/01/97   1,400    1,400,000
   South Hill IDA IDRB (South Hill Veneers
     Inc. Project) Series 1987 DN
     3.60%**                          04/07/97     300      300,000
   Virginia Housing Development Authority
     Housing RB (AHC Service Corp.
     Woodbury Park Project)
     Series 1987A DN
     3.55%**                          04/07/97   1,070    1,070,000
   Virginia Small Business Financing Authority
     IDRB (Coastal Development Group Project)
     Series 1989 DN
     3.65%**                          04/07/97     195      195,000
   Virginia State Transportation Board
     (U.S. Route 28 Project) Series 1988 MB
     7.80%                            03/01/98   1,750    1,846,019
   Washington County IDA IDRB (MMFG
     Project) Series 1996  DN
     3.55%**                          04/02/97   1,825    1,825,000
   York County IDA PCRB (Virginia Electric
     & Power Co. Project) Series 1985 MB
     3.60%                            05/09/97     200      200,000
                                                    ---------------
                                                         50,087,214
                                                    ---------------
PUERTO RICO--17.3%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.10%**                          04/07/97     700      700,000
   Puerto Rico Government Development
     Bank TECP
     3.50%                            05/09/97   3,000    3,000,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing  Authority RB (Ana G. Mendez
     Foundation Project) Series 1985 DN
     3.30%**                          04/07/97   1,200    1,200,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing  Authority RB (Inter-American
     University Project) Series 1988 MB
     3.10%                            04/01/97   3,500    3,500,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing  Authority RB (Key
     Pharmaceuticals Project)
     Series 1983 MB
     3.75%                            12/01/97   1,500    1,500,000
   Puerto Rico Industrial, Medical, and
     Environmental Pollution Control Facilities
     Financing  Authority RB (Reynolds
     Metals Co. Project) Series 1983 MB
     3.80%                            09/01/97     600      600,000
                                                    ---------------
                                                         10,500,000
                                                    ---------------



                                                            Value
                                                        -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $60,587,214*)                            99.8%   60,587,214

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                     0.2%      142,397
                                                ------  -----------
NET ASSETS (Equivalent to $1.00 per
  share based on 46,167,129 Institutional
  shares and 14,562,653 Service shares
  outstanding)                                  100.0%  $60,729,611
                                                ======  ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE
  ($60,729,611 / 60,729,782)                                  $1.00
                                                              =====

-------------------
 *  Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 1997, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.


See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                             STATEMENT OF OPERATIONS

                                                                                                         New Jersey
                                                                        U.S. Treasury     Municipal       Municipal
                                                        Money Market    Money Market    Money Market    Money Market
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)      Portfolio        Portfolio       Portfolio       Portfolio
                                                        ------------    -------------   ------------    ------------
INVESTMENT INCOME:
Interest ................................               $ 70,138,936    $ 28,224,773    $  6,370,628    $  1,890,968
                                                        ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory fee .................                  5,275,737       2,353,861         810,007         248,454
Administration fee ......................                  1,905,379         886,165         324,003          99,382
Custodian fee ...........................                    203,496          90,952          40,841          14,910
Transfer agent fee ......................                    409,360         171,084          72,165          27,067
Service fees ............................                  2,422,507       1,300,010         467,857         128,187
Distribution fees .......................                    396,510          32,930           4,343          54,979
Legal and audit .........................                    128,510          41,522          11,084          13,053
Printing ................................                     60,222          29,590           7,899           8,183
Registration fees and expenses ..........                     24,863          19,891          19,891           7,138
Organization ............................                       --              --              --             3,498
Trustees' fees and officer's salary .....                     26,410          12,975           3,463             972
Other ...................................                     58,138          28,777           4,465           2,217
                                                        ------------    ------------    ------------    ------------
                                                          10,911,132       4,967,757       1,766,018         608,040
Less fees voluntarily waived and
  expenses reimbursed ...................                 (4,371,381)     (2,103,046)       (771,076)       (256,743)
                                                        ------------    ------------    ------------    ------------
  Total expenses ........................                  6,539,751       2,864,711         994,942         351,297
                                                        ------------    ------------    ------------    ------------
Net investment income ...................                 63,599,185      25,360,062       5,375,686       1,539,671
                                                        ------------    ------------    ------------    ------------
Net realized gain (loss)
  on investments ........................                        121          62,873              --              --
                                                        ------------    ------------    ------------    ------------
Net increase in net assets resulting from
  operations ............................                $63,599,306     $25,422,935      $5,375,686      $1,539,671
                                                        ============    ============    ============    ============

See accompanying notes to financial statements.

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

                                                        North Carolina      Ohio        Pennsylvania        Virginia
                                                          Municipal       Municipal      Municipal         Municipal
                                                         Money Market   Money Market    Money Market      Money Market
FOR THE SIX MONTHS ENDED MARCH 31, 1997 (UNAUDITED)       Portfolio       Portfolio      Portfolio         Portfolio
                                                        --------------  ------------    ------------      ------------
INVESTMENT INCOME:
Interest ................................                 $2,594,342      $2,045,322     $ 9,633,222       $ 948,147
                                                          ----------      ----------     -----------       ---------
EXPENSES:
Investment advisory fee .................                    334,056         258,115       1,243,166         121,589
Administration fee ......................                    133,623         103,246         497,267          48,635
Custodian fee ...........................                     19,290          15,478          53,830           9,235
Transfer agent fee ......................                     32,268          21,778          91,337          18,050
Service fees ............................                     10,525          76,997         362,666          21,882
Distribution fees .......................                        299          19,491         210,227            --
Legal and audit .........................                      6,846           5,471          19,179           4,408
Printing ................................                      3,107           2,129          12,604           1,371
Registration fees and expenses ..........                      7,002           6,975           6,033           7,399
Organization ............................                      2,830           2,357           2,270           3,239
Trustees' fees and officer's salary .....                      1,363             934           5,527             601
Other ...................................                      1,816           1,425           7,063           1,007
                                                          ----------      ----------     -----------       ---------
                                                             553,025         514,396       2,511,169         237,416
Less fees voluntarily waived and
  expenses reimbursed ...................                   (356,562)       (248,244)     (1,138,610)       (175,004)
                                                          ----------      ----------     -----------       ---------
  Total expenses ........................                    196,463         266,152       1,372,559          62,412
                                                          ----------      ----------     -----------       ---------
Net investment income ...................                  2,397,879       1,779,170       8,260,663         885,735
                                                          ----------      ----------     -----------       ---------
Net realized gain (loss)
  on investments ........................                         --              --            (825)             --
                                                          ----------      ----------     -----------       ---------
Net increase in net assets resulting from
  operations ............................                 $2,397,879      $1,779,170     $ 8,259,838       $ 885,735
                                                          ==========      ==========     ===========       =========


[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               U.S. Treasury
                                                         Money Market Portfolio           Money Market Portfolio
                                                    -------------------------------  ------------------------------
                                                       For the                          For the
                                                     Six Months         For the       Six Months         For the
                                                        Ended         Year Ended         Ended         Year Ended
                                                       3/31/97          9/30/96         3/31/97          9/30/96
                                                    ------------     --------------  --------------  --------------
                                                     (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................    $   63,599,185   $  120,493,971  $   25,360,062  $   57,098,743
    Net realized gain (loss) on investments ....               121          143,906          62,873        (262,952)
                                                    --------------   --------------  --------------  --------------
  Net increase in net assets resulting
    from operations ............................        63,599,306      120,637,877      25,422,935      56,835,791
                                                    --------------   --------------  --------------  --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .......................       (19,161,249)     (35,226,973)     (4,294,307)     (8,587,203)
    Service Shares .............................       (39,659,929)     (80,301,220)    (20,686,841)    (48,192,461)
    Investor A Shares ..........................        (4,770,227)      (4,962,819)       (378,914)       (319,079)
    Investor B Shares ..........................            (1,469)          (2,959)             --              --
    Investor C Shares ..........................            (6,311)              --              --              --
                                                    --------------   --------------  --------------  --------------
    Total distribution from net
      investment income .........................      (63,599,185)    (120,493,971)    (25,360,062)    (57,098,743)
                                                    --------------   --------------  --------------  --------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ..........................           (9,442)              --              --          (2,194)
  Service Shares ................................          (21,525)              --              --          (8,923)
  Investor A Shares .............................           (2,469)              --              --             (28)
  Investor B Shares .............................               --               --              --              --
  Investor C Shares .............................              (12)              --              --              --
                                                    --------------   --------------  --------------  --------------
    Total distribution from net
      realized gains ............................          (33,448)              --              --         (11,145)
                                                    --------------   --------------  --------------  --------------
    Total distributions to shareholders .........      (63,632,633)    (120,493,971)    (25,360,062)    (57,109,888)
                                                    --------------   --------------  --------------  --------------
Capital share transactions ......................      486,353,605      466,501,738     (93,222,967)    460,767,915
                                                    --------------   --------------  --------------  --------------
    Total increase (decrease) in
      net assets ................................      486,320,278      466,645,644     (93,160,094)    460,493,818
Net assets:
  Beginning of period ...........................    2,325,031,390    1,858,385,746   1,133,277,866     672,784,048
                                                    --------------   --------------  --------------  --------------
  End of period .................................   $2,811,351,668   $2,325,031,390  $1,040,117,772  $1,133,277,866
                                                    ==============   ==============  ==============  ==============

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                                                             Municipal                        New Jersey Municipal
                                                       Money Market Portfolio                Money Market Portfolio
                                                    ---------------------------  --------------------------------------------
                                                       For the                      For the
                                                     Six Months      For the      Six Months    For the           For the
                                                        Ended       Year Ended       Ended     Period 2/1/96   Period 3/1/95
                                                       3/31/97        9/30/96       3/31/97   Through 9/30/96 Through 1/31/96
                                                    -------------  ------------  ------------ --------------- ---------------
                                                     (Unaudited)                  (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .......................   $   5,375,686  $ 10,664,825  $  1,539,671   $ 1,515,951     $ 1,406,663
    Net realized gain (loss) on investments .....              --        39,648            --           529            (285)
                                                     ------------  ------------  ------------   -----------     -----------
  Net increase in net assets resulting
    from operations .............................       5,375,686    10,704,473     1,539,671     1,516,480       1,406,378
                                                     ------------  ------------  ------------   -----------     -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ........................        (744,317)   (1,608,121)      (31,930)      (32,970)         (5,649)
    Service Shares ..............................      (4,601,465)   (9,049,712)   (1,211,997)   (1,161,646)     (1,388,324)*
    Investor A Shares ...........................         (29,904)       (6,992)     (295,717)     (321,335)        (22,768)
    Investor B Shares ...........................              --            --           (27)           --              --
    Investor C Shares ...........................              --            --            --            --              --
                                                     ------------  ------------  ------------   -----------     -----------
    Total distribution from net
      investment income .........................      (5,375,686)  (10,664,825)   (1,539,671)   (1,515,951)     (1,416,741)
                                                     ------------  ------------  ------------   -----------     -----------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ..........................              --            --            --            --              --
  Service Shares ................................              --            --            --            --              --
  Investor A Shares .............................              --            --            --            --              --
  Investor B Shares .............................              --            --            --            --              --
  Investor C Shares .............................              --            --            --            --              --
                                                     ------------  ------------  ------------   -----------     -----------
    Total distribution from net
      realized gains ............................              --            --            --            --              --
                                                     ------------  ------------  ------------   -----------     -----------
    Total distributions to shareholders .........      (5,375,686   (10,664,825)   (1,539,671)   (1,515,951)     (1,416,741)
                                                     ------------  ------------  ------------   -----------     -----------
Capital share transactions ......................      99,420,795   (12,063,434)   36,131,668     3,251,806      39,215,073
                                                     ------------  ------------  ------------   -----------     -----------
    Total increase (decrease) in
      net assets ................................      99,420,795   (12,023,786)   36,131,668     3,252,335      39,204,710
Net assets:
  Beginning of period ...........................     307,403,502   319,427,288    86,067,045    82,814,710      43,610,000
                                                     ------------  ------------  ------------   -----------     -----------
  End of period .................................    $406,824,297  $307,403,502  $122,198,713   $86,067,045     $82,814,710
                                                     ============  ============  ============   ===========     ===========



                                                 North Carolina Municipal         Ohio Municipal         Pennsylvania Municipal
                                                  Money Market Portfolio      Money Market Portfolio     Money Market Portfolio
                                                --------------------------  ------------------------- ---------------------------
                                                   For the                    For the                   For the
                                                  Six Months   For the       Six Months    For the     Six Months      For the
                                                    Ended     Year Ended        Ended     Year Ended     Ended       Year Ended
                                                   3/31/97      9/30/96        3/31/97      9/30/96     3/31/97        9/30/96
                                                ------------ -------------  ------------ ------------ ------------  -------------
                                                 (Unaudited)                 (Unaudited)              (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ...................   $  2,397,879 $   3,151,297  $  1,779,170 $  2,352,595 $  8,260,663  $  15,949,886
    Net realized gain (loss) on
    investments .............................             --          (124)           --      (5,840)         (825)       (1,626)
                                                ------------  ------------  ------------ -----------  ------------  ------------
  Net increase in net assets resulting
    from operations .........................      2,397,879     3,151,173     1,779,170   2,346,755     8,259,838    15,948,260
                                                ------------  ------------  ------------ -----------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ....................    (2,292,451)    (2,984,694)     (882,144)   (821,771)   (3,529,835)   (7,707,679)
    Service Shares ..........................      (103,365)      (164,443)     (764,220) (1,439,522)   (3,505,628)   (6,766,857)
    Investor A Shares .......................        (2,063)        (2,160)     (132,806)    (91,302)   (1,225,200)   (1,475,350)
    Investor B Shares .......................            --             --            --          --            --            --
    Investor C Shares .......................            --             --            --          --            --            --
                                                ------------  ------------  ------------ -----------  ------------  ------------
    Total distribution from net
      investment income .....................    (2,397,879)    (3,151,297)   (1,779,170) (2,352,595)   (8,260,663)  (15,949,886)
                                                ------------  ------------  ------------ -----------  ------------  ------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares ......................            --             --            --          --            --            --
  Service Shares ............................            --             --            --          --            --            --
  Investor A Shares .........................            --             --            --          --            --            --
  Investor B Shares .........................            --             --            --          --            --            --
  Investor C Shares .........................            --             --            --          --            --            --
                                                ------------  ------------  ------------ -----------  ------------  ------------
    Total distribution from net
      realized gains ........................            --             --            --          --            --            --
                                                ------------  ------------  ------------ -----------  ------------  ------------
    Total distributions to shareholders .....    (2,397,879)    (3,151,297)   (1,779,170) (2,352,595)   (8,260,663)  (15,949,886)
                                                ------------  ------------  ------------ -----------  ------------  ------------
Capital share transactions ..................    26,671,510     41,104,444    35,550,507  10,535,788    68,362,994   104,541,639
                                                ------------  ------------  ------------ -----------  ------------  ------------
    Total increase (decrease) in
      net assets ............................    26,671,510     41,104,320    35,550,507  10,529,948    68,362,169   104,540,013
Net assets:
  Beginning of period .......................    119,670,846    78,566,526    84,141,119  73,611,171   486,443,430   381,903,417
                                                ------------  ------------  ------------ -----------  ------------  ------------
  End of period .............................   $146,342,356  $119,670,846  $119,691,626 $84,141,119  $554,805,599  $486,443,430
                                                ============  ============  ============ ===========  ============  ============


                                                       Virginia Municipal
                                                     Money Market Portfolio
                                                   -------------------------
                                                      For the
                                                    Six Months    For the
                                                      Ended      Year Ended
                                                      3/31/97      9/30/96
                                                   ------------- -----------
                                                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................   $    885,735 $  1,407,218
    Net realized gain (loss) on investments ....             --         (125)
                                                    ----------- ------------
  Net increase in net assets resulting
    from operations ............................        885,735    1,407,093
                                                    ----------- ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .......................       (662,182)  (1,123,148)
    Service Shares .............................       (223,553)    (284,070)
    Investor A Shares ..........................             --           --
    Investor B Shares ..........................             --           --
    Investor C Shares ..........................             --           --
                                                    ----------- ------------
    Total distribution from net
      investment income ........................       (885,735) (1,407,218)
                                                    ----------- ------------
Distributions to shareholder from:
  Net realized gains:
  Institutional Shares .........................             --           --
  Service Shares ...............................             --           --
  Investor A Shares ............................             --           --
  Investor B Shares ............................             --           --
  Investor C Shares ............................             --           --
                                                    ----------- ------------
    Total distribution from net
      realized gains ...........................             --           --
                                                    ----------- ------------
    Total distributions to shareholders ........       (885,735)  (1,407,218)
                                                    ----------- ------------
Capital share transactions .....................      7,208,989   28,291,131
                                                    ----------- ------------
    Total increase (decrease) in
      net assets ...............................      7,208,989   28,291,006
Net assets:
  Beginning of period ..........................     53,520,622   25,229,616
                                                    ----------- ------------
  End of period ................................    $60,729,611 $ 53,520,622
                                                    =========== ============

------------------
* Service Shares includes all activity of the prior class of shares for all periods before January 13, 1996, the date of the merger.

See accompanying notes to financial statements.

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period



                                 NET                                     DISTRIBUTIONS       NET                            NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET                         ASSETS
                                VALUE          NET         FROM NET        REALIZED         VALUE                         END OF
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF            TOTAL        PERIOD
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD           RETURN         (000)
====================================================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0260       $(0.0260)         $0.00          $1.00             2.63%     $  924,274
9/30/96                         1.00         0.0533        (0.0533)          0.00           1.00             5.46         587,730
9/30/95                         1.00         0.0564        (0.0564)          0.00           1.00             5.79         654,157
9/30/94                         1.00         0.0359        (0.0359)          0.00           1.00             3.64         502,972
8/2/931 through 9/30/93         1.00         0.0054        (0.0054)          0.00           1.00             0.54         435,586
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0245       $(0.0245)         $0.00          $1.00             2.48%     $1,657,964
9/30/96                         1.00         0.0503        (0.0503)          0.00           1.00             5.15       1,575,064
9/30/95                         1.00         0.0534        (0.0534)          0.00           1.00             5.48       1,194,017
9/30/94                         1.00         0.0333        (0.0333)          0.00           1.00             3.37         575,948
9/30/93                         1.00         0.0274        (0.0274)          0.00           1.00             2.77         415,328
9/30/92                         1.00         0.0391        (0.0391)          0.00           1.00             4.05         838,012
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0241       $(0.0241)         $0.00          $1.00             2.44%      $ 228,818
9/30/96                         1.00        $0.0485        (0.0485)          0.00           1.00             4.96         162,099
9/30/95                         1.00         0.0511        (0.0511)          0.00           1.00             5.23          10,185
9/30/94                         1.00         0.0308        (0.0308)          0.00           1.00             3.12           4,342
1/13/931 through 9/30/93        1.00         0.0188        (0.0188)          0.00           1.00             1.89              49
INVESTOR B CLASS
10/1/96 through 3/31/975       $1.00        $0.0209       $(0.0209)         $0.00          $1.00             2.10%         $  295
9/30/96                         1.00         0.0426        (0.0426)          0.00           1.00             4.34             138
9/15/951 through 9/30/95        1.00         0.0020        (0.0020)          0.00           1.00             0.20              27
INVESTOR C CLASS
10/17/961 through 3/31/975     $1.00        $0.0175       $(0.0175)         $0.00          $1.00             1.77%          $   1

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0253       $(0.0253)         $0.00          $1.00             2.56%      $ 162,695
9/30/96                         1.00         0.0519        (0.0519)          0.00           1.00             5.32         167,193
9/30/95                         1.00         0.0555        (0.0555)          0.00           1.00             5.69         120,540
9/30/94                         1.00         0.0357        (0.0357)          0.00           1.00             3.63          37,519
8/2/931 through 9/30/93         1.00         0.0049        (0.0049)          0.00           1.00             0.49          13,513
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0238       $(0.0238)         $0.00          $1.00             2.40%      $ 856,476
9/30/96                         1.00         0.0489        (0.0489)          0.00           1.00             5.00         955,454
9/30/95                         1.00         0.0525        (0.0525)          0.00           1.00             5.38         550,959
9/30/94                         1.00         0.0331        (0.0331)          0.00           1.00             3.36         372,883
9/30/93                         1.00         0.0269        (0.0269)          0.00           1.00             2.72         185,400
9/30/92                         1.00         0.0394        (0.0394)          0.00           1.00             4.01         160,269
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0229       $(0.0229)         $0.00          $1.00             2.32%       $ 20,948
9/30/96                         1.00         0.0467        (0.0467)          0.00           1.00             4.77          10,630
9/30/95                         1.00         0.0501        (0.0501)          0.00           1.00             5.13           1,285
9/30/94                         1.00         0.0309        (0.0309)          0.00           1.00             3.11           1,656
1/14/931 through 9/30/93        1.00         0.0183        (0.0183)          0.00           1.00             1.85              50

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0162       $(0.0162)         $0.00          $1.00             1.63%       $ 57,538
9/30/96                         1.00         0.0339        (0.0339)          0.00           1.00             3.41          43,936
9/30/95                         1.00         0.0364        (0.0364)          0.00           1.00             3.70          53,778
9/30/94                         1.00         0.0246        (0.0246)          0.00           1.00             2.48          30,608
8/2/931 through 9/30/93         1.00         0.0040        (0.0040)          0.00           1.00             0.40          39,148



                                                                                          RATIO OF NET
                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                    ASSETS          WAIVERS)             ASSETS             WAIVERS)
=========================================================================================================
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975            0.29%2            0.64%2              5.21%2             4.87%2
9/30/96                             0.29              0.65                5.34               4.98
9/30/95                             0.27              0.64                5.66               5.28
9/30/94                             0.25              0.66                3.64               3.23
8/2/931 through 9/30/93             0.272             0.382               3.012              2.902
SERVICE CLASS
10/1/96 through 3/31/975            0.59%2            0.94%2              4.91%2             4.57%2
9/30/96                             0.59              0.95                5.00               4.64
9/30/95                             0.57              0.94                5.35               4.98
9/30/94                             0.51              0.92                3.35               2.95
9/30/93                             0.59              0.70                2.73               2.62
9/30/92                             0.61              0.66                3.86               3.81
INVESTOR A CLASS
10/1/96 through 3/31/975            0.68%2            1.02%2              4.83%2             4.49%2
9/30/96                             0.74              1.10                4.81               4.45
9/30/95                             0.81              1.19                5.15               4.78
9/30/94                             0.75              1.16                3.39               2.98
1/13/931 through 9/30/93            0.672             0.782               2.622              2.512
INVESTOR B CLASS
10/1/96 through 3/31/975            1.36%2            1.71%2              4.15%2             3.80%2
9/30/96                             1.36              1.73                4.18               3.82
9/15/951 through 9/30/95            1.342             1.722               4.582              4.202
INVESTOR C CLASS
10/17/961 through 3/31/975          1.36%2            1.85%2              4.00%2             3.66%2

------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975            0.29%2            0.69%2              5.07%2             4.67%2
9/30/96                             0.29              0.69                5.18               4.78
9/30/95                             0.27              0.69                5.64               5.22
9/30/94                             0.25              0.70                3.69               3.24
8/2/931 through 9/30/93             0.252             0.382               3.012              2.882
SERVICE CLASS
10/1/96 through 3/31/975            0.59%2            0.99%2              4.77%2             4.37%2
9/30/96                             0.59              0.99                4.84               4.45
9/30/95                             0.57              0.98                5.27               4.85
9/30/94                             0.52              0.97                3.42               2.97
9/30/93                             0.60              0.73                2.68               2.55
9/30/92                             0.62              0.67                3.91               3.86
INVESTOR A CLASS
10/1/96 through 3/31/975            0.76%2            1.16%2              4.60%2             4.20%2
9/30/96                             0.79              1.19                4.60               4.20
9/30/95                             0.80              1.21                5.03               4.62
9/30/94                             0.75              1.20                3.60               3.14
1/14/931 through 9/30/93            0.652             0.782               2.572              2.442

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975            0.29%2            0.72%2              3.24%2             2.81%2
9/30/96                             0.29              0.73                3.37               2.93
9/30/95                             0.27              0.71                3.64               3.20
9/30/94                             0.25              0.73                2.48               2.01
8/2/931 through 9/30/93             0.252             0.362               2.452              2.342


See accompanying notes to financial statements.

                                    28 & 29

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                 For a Share Outstanding Throughout each Period




                                 NET                                     DISTRIBUTIONS       NET                        NET
                                ASSET                    DISTRIBUTIONS     FROM NET         ASSET                     ASSETS
                                VALUE          NET         FROM NET        REALIZED         VALUE                     END OF
                              BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF        TOTAL        PERIOD
                              OF PERIOD      INCOME         INCOME           GAINS         PERIOD       RETURN         (000)
===================================================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
--------------------------------
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0147       $(0.0147)         $0.00          $1.00         1.48%       $345,430
9/30/96                         1.00         0.0309        (0.0309)          0.00           1.00         3.10         261,617
9/30/95                         1.00         0.0334        (0.0334)          0.00           1.00         3.39         265,629
9/30/94                         1.00         0.0219        (0.0219)          0.00           1.00         2.20         133,358
9/30/93                         1.00         0.0205        (0.0205)          0.00           1.00         2.10          93,937
9/30/92                         1.00         0.0281        (0.0281)          0.00           1.00         2.85         125,152
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0139       $(0.0139)         $0.00          $1.00         1.40%        $ 3,856
9/30/96                         1.00         0.0288        (0.0288)          0.00           1.00         2.88           1,851
9/30/95                         1.00         0.0311        (0.0311)          0.00           1.00         3.15              20
9/30/94                         1.00         0.0193        (0.0193)          0.00           1.00         1.95              41
11/02/921 through 9/30/93       1.00         0.0181        (0.0181)          0.00           1.00         1.83              15

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0157       $(0.0157)         $0.00          $1.00         1.58%        $ 2,332
2/1/96 through 9/30/96          1.00         0.0207        (0.0207)          0.00           1.00         2.09             614
1/16/961 through 1/31/96        1.00         0.0000        (0.0000)          0.00           1.00         3.07           4,195
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0141       $(0.0141)         $0.00          $1.00         1.42%       $ 93,940
2/1/96 through 9/30/96          1.00         0.0187        (0.0187)          0.00           1.00         1.89          68,139
3/1/95 through 1/31/96          1.00         0.0300        (0.0300)          0.00           1.00         3.23          56,958
2/28/95                         1.00         0.0200        (0.0200)          0.00           1.00         2.46          43,610
2/28/94                         1.00         0.0200        (0.0200)          0.00           1.00         1.79          39,408
2/28/93                         1.00         0.0200        (0.0200)          0.00           1.00         2.19          38,836
7/1/911 through 2/29/92         1.00         0.0200        (0.0200)          0.00           1.00         3.53          35,005
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0128       $(0.0128)         $0.00          $1.00         1.29%       $ 25,887
2/1/96 through 9/30/96          1.00         0.0175        (0.0175)          0.00           1.00         1.76          17,314
1/16/961 through 1/31/96        1.00         0.0000        (0.0000)          0.00           1.00         2.66          21,662
INVESTOR B CLASS
3/20/971 through 3/31/975      $1.00        $0.0007       $(0.0007)         $0.00          $1.00         0.07%         $   40

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0162       $(0.0162)         $0.00          $1.00         1.63%       $139,695
9/30/96                         1.00         0.0338        (0.0338)          0.00           1.00         3.43         112,097
9/30/95                         1.00         0.0359        (0.0359)          0.00           1.00         3.65          76,673
9/30/94                         1.00         0.0249        (0.0249)          0.00           1.00         2.52          69,673
5/4/931 through 9/30/93         1.00         0.0097        (0.0097)          0.00           1.00         0.97          34,135
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0147       $(0.0147)         $0.00          $1.00         1.48%        $ 6,436
9/30/96                         1.00         0.0308        (0.0308)          0.00           1.00         3.12           7,463
11/1/944 through 9/30/95        1.00         0.0305        (0.0305)          0.00           1.00         3.11           1,841
4/29/941 through 9/30/94        1.00         0.0099        (0.0099)          0.00           1.00         0.99              --3
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0138       $(0.0138)         $0.00          $1.00         1.39%         $  211
9/30/96                         1.00         0.0286        (0.0286)          0.00           1.00         2.90             111
2/14/951 through 9/30/95        1.00         0.0194        (0.0194)          0.00           1.00         1.95              53




                                                                                           RATIO OF NET
                                                RATIO OF EXPENSES                       INVESTMENT INCOME
                                   RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                                  EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                                 AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                    ASSETS          WAIVERS)             ASSETS             WAIVERS)
=========================================================================================================
--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
--------------------------------
SERVICE CLASS
10/1/96 through 3/31/975            0.59%2            1.02%2              2.95%2             2.52%2
9/30/96                             0.59              1.03                3.08               2.64
9/30/95                             0.57              1.01                3.35               2.91
9/30/94                             0.51              0.99                2.18               1.71
9/30/93                             0.61              0.72                2.02               1.91
9/30/92                             0.63              0.68                2.78               2.73
INVESTOR A CLASS
10/1/96 through 3/31/975            0.76%2            1.19%2              2.75%2             2.33%2
9/30/96                             0.77              1.21                2.80               2.36
9/30/95                             0.79              1.23                3.08               2.64
9/30/94                             0.75              1.23                2.05               1.58
11/02/921 through 9/30/93           0.722             0.832               2.232              2.122

-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975            0.29%2            0.75%2              3.10%2             2.63%2
2/1/96 through 9/30/96              0.292             0.782               3.072              2.582
1/16/961 through 1/31/96            0.292             0.782               3.072              2.582
SERVICE CLASS
10/1/96 through 3/31/975            0.59%2            1.06%2              2.84%2             2.37%2
2/1/96 through 9/30/96              0.592             1.082               2.822              2.332
3/1/95 through 1/31/96              0.702             0.742               3.172              3.132
2/28/95                             0.63              0.70                2.46               2.39
2/28/94                             0.65              0.72                1.77               1.70
2/28/93                             0.73              0.76                2.17               2.14
7/1/911 through 2/29/92             0.472             0.622               3.442              3.292
INVESTOR A CLASS
10/1/96 through 3/31/975            0.84%2            1.30%2              2.58%2             2.12%2
2/1/96 through 9/30/96              0.782             1.272               2.632              2.152
1/16/961 through 1/31/96            0.712             1.202               2.662              2.172
INVESTOR B CLASS
3/20/971 through 3/31/975           1.35%2            1.82%2              2.02%2             1.55%2

-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975            0.25%2            0.73%2              3.24%2             2.76%2
9/30/96                             0.25              0.74                3.33               2.84
9/30/95                             0.21              0.74                3.61               3.08
9/30/94                             0.10              0.76                2.53               1.87
5/4/931 through 9/30/93             0.102             0.812               2.352              1.642
SERVICE CLASS
10/1/96 through 3/31/975            0.55%2            1.03%2              2.95%2             2.47%2
9/30/96                             0.55              1.04                3.06               2.56
11/1/944 through 9/30/95            0.552             1.082               3.342              2.812
4/29/941 through 9/30/94            0.362             1.022               2.542              1.872
INVESTOR A CLASS
10/1/96 through 3/31/975            0.72%2            1.20%2              2.76%2             2.28%2
9/30/96                             0.76              1.25                2.83               2.34
2/14/951 through 9/30/95            0.832             1.362               3.052              2.522

See accompanying notes to financial statements.


                                    30 & 31

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                                     DISTRIBUTIONS       NET                           NET
                               ASSET                    DISTRIBUTIONS     FROM NET         ASSET                        ASSETS
                               VALUE          NET         FROM NET        REALIZED         VALUE                        END OF
                             BEGINNING    INVESTMENT     INVESTMENT       CAPITAL         END OF           TOTAL        PERIOD
                             OF PERIOD      INCOME         INCOME           GAINS         PERIOD          RETURN         (000)
====================================================================================================================================
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0164       $(0.0164)         $0.00          $1.00            1.65%       $ 51,865
9/30/96                         1.00         0.0346        (0.0346)          0.00           1.00            3.52          32,944
9/30/95                         1.00         0.0363        (0.0363)          0.00           1.00            3.69          23,679
9/30/94                         1.00         0.0252        (0.0252)          0.00           1.00            2.55          10,521
6/10/931 through 9/30/93        1.00         0.0073        (0.0073)          0.00           1.00            0.73          12,026
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0149       $(0.0149)         $0.00          $1.00            1.50%       $ 55,395
9/30/96                         1.00         0.0316        (0.0316)          0.00           1.00            3.21          45,525
9/30/95                         1.00         0.0333        (0.0333)          0.00           1.00            3.38          49,857
9/30/94                         1.00         0.0225        (0.0225)          0.00           1.00            2.27          44,066
6/1/931 through 9/30/93         1.00         0.0074        (0.0074)          0.00           1.00            0.75          15,239
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0140       $(0.0140)         $0.00          $1.00            1.41%       $ 12,432
9/30/96                         1.00         0.0293        (0.0293)          0.00           1.00            2.98           5,672
9/30/95                         1.00         0.0310        (0.0310)          0.00           1.00            3.15              75
10/5/931 through 9/30/94        1.00         0.0199        (0.0199)          0.00           1.00            2.01              28

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0160       $(0.0160)         $0.00          $1.00            1.61%       $225,093
9/30/96                         1.00         0.0334        (0.0334)          0.00           1.00            3.40         198,822
9/30/95                         1.00         0.0355        (0.0355)          0.00           1.00            3.61         233,413
9/30/94                         1.00         0.0247        (0.0247)          0.00           1.00            2.49         158,102
6/1/931 through 9/30/93         1.00         0.0078        (0.0078)          0.00           1.00            0.78           2,242
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0145       $(0.0145)         $0.00          $1.00            1.46%       $241,269
9/30/96                         1.00         0.0304        (0.0304)          0.00           1.00            3.04         224,197
9/30/95                         1.00         0.0325        (0.0325)          0.00           1.00            3.33         147,739
9/30/94                         1.00         0.0221        (0.0221)          0.00           1.00            2.24          60,560
6/11/931 through 9/30/93        1.00         0.0074        (0.0074)          0.00           1.00            0.74           8,919
INVESTOR A CLASS
10/1/96 through 3/31/975       $1.00        $0.0136       $(0.0136)         $0.00          $1.00            1.37%       $ 88,444
9/30/96                         1.00         0.0281        (0.0281)          0.00           1.00            2.90          63,424
9/30/95                         1.00         0.0302        (0.0302)          0.00           1.00            3.06             750
12/28/931 through 9/30/94       1.00         0.0153        (0.0153)          0.00           1.00            1.58             139

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975       $1.00        $0.0168       $(0.0168)         $0.00          $1.00            1.69%       $ 46,167
9/30/96                         1.00         0.0348        (0.0348)          0.00           1.00            3.54          38,553
9/30/95                         1.00         0.0368        (0.0368)          0.00           1.00            3.74          24,409
7/25/941 through 9/30/94        1.00         0.0053        (0.0053)          0.00           1.00            0.53          13,831
SERVICE CLASS
10/1/96 through 3/31/975       $1.00        $0.0153       $(0.0153)         $0.00          $1.00            1.54%       $ 14,563
9/30/96                         1.00         0.0318        (0.0318)          0.00           1.00            3.25          14,968
10/11/941 through 9/30/95       1.00         0.0330        (0.0330)          0.00           1.00            3.35             821




                                                                                       RATIO OF NET
                                             RATIO OF EXPENSES                       INVESTMENT INCOME
                                RATIO OF        TO AVERAGE         RATIO OF NET         TO AVERAGE
                               EXPENSES TO      NET  ASSETS      INVESTMENT INCOME      NET ASSETS
                              AVERAGE NET       (EXCLUDING        TO AVERAGE NET        (EXCLUDING
                                 ASSETS          WAIVERS)             ASSETS             WAIVERS)
======================================================================================================
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975          0.29%2            0.72%2              3.27%2             2.84%2
9/30/96                           0.29              0.75                3.47               3.01
9/30/95                           0.27              0.73                3.66               3.20
9/30/94                           0.13              0.77                2.56               1.93
6/10/931 through 9/30/93          0.102             0.832               2.452              1.722
SERVICE CLASS
10/1/96 through 3/31/975          0.59%2            1.02%2              2.98%2             2.54%2
9/30/96                           0.59              1.05                3.17               2.71
9/30/95                           0.57              1.03                3.35               2.89
9/30/94                           0.40              1.04                2.29               1.65
6/1/931 through 9/30/93           0.232             0.962               2.232              1.502
INVESTOR A CLASS
10/1/96 through 3/31/975          0.77%2            1.20%2              2.79%2             2.36%2
9/30/96                           0.79              1.25                2.88               2.42
9/30/95                           0.80              1.26                3.02               2.56
10/5/931 through 9/30/94          0.622             1.262               1.942              1.302

---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975          0.29%2            0.70%2              3.19%2             2.78%2
9/30/96                           0.29              0.71                3.34               2.92
9/30/95                           0.26              0.68                3.54               3.12
9/30/94                           0.16              0.73                2.64               2.07
6/1/931 through 9/30/93           0.092             0.972               2.152              1.272
SERVICE CLASS
10/1/96 through 3/31/975          0.59%2            1.00%2              2.90%2             2.49%2
9/30/96                           0.59              1.01                3.02               2.59
9/30/95                           0.57              0.99                3.29               2.87
9/30/94                           0.42              0.99                2.31               1.75
6/11/931 through 9/30/93          0.322             1.202               2.422              1.542
INVESTOR A CLASS
10/1/96 through 3/31/975          0.76%2            1.17%2              2.74%2             2.33%2
9/30/96                           0.81              1.23                2.81               2.39
9/30/95                           0.82              1.24                3.03               2.61
12/28/931 through 9/30/94         0.652             1.222               2.112              1.542

-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/96 through 3/31/975          0.15%2            0.80%2              3.36%2             2.71%2
9/30/96                           0.14              0.82                3.47               2.79
9/30/95                           0.10              0.95                3.71               2.86
7/25/941 through 9/30/94          0.102             1.022               2.892              1.972
SERVICE CLASS
10/1/96 through 3/31/975          0.45%2            1.10%2              3.06%2             2.42%2
9/30/96                           0.45              1.12                3.05               2.38
10/11/941 through 9/30/95         0.402             1.252               3.502              2.652

1 Commencement of operations.
2 Annualized.
3 There were no Service Shares outstanding as of September 30, 1994. 4 Reissuance of Shares.
5 Unaudited.

See accompanying notes to financial statements.

                                    32 & 33

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     Compass Capital FundsSM ("the Fund") (formerly The  PNC(REGISTRATION  MARK)
Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 30 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund offers five classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


------------------------------------------------------------------------------------------------------------------------------------
           Portfolio                                                        Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                               Institutional          Service             Investor A           Investor B           Investor C
------------------------------------------------------------------------------------------------------------------------------------
                            Contractual  Actual  Contractual Actual   Contractual Actual   Contractual Actual   Contractual  Actual
                                Fees    Fees (4)   Fees (1) Fees (4)    Fees (2) Fees (4)   Fees (3)    Fees (4)  Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
Money Market                    None     None      0.30%     0.30%       0.50%    0.40%       1.15%     1.00%      1.15%    1.00%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market      None     None      0.30%     0.30%       0.50%    0.40%       1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market          None     None      0.30%     0.30%       0.50%    0.40%       1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal
Money Market                    None     None      0.30%     0.30%       0.50%    0.40%       1.15%     1.00%      1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal
Money Market                    None     None      0.30%     0.30%       0.50%    0.40%       1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market     None     None      0.30%     0.30%       0.50%    0.40%       1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal
Money Market                    None     None      0.30%     0.30%       0.50%    0.40%       1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal
Money Market                    None     None      0.30%     0.30%       0.50%     N/A        1.15%      N/A       1.15%     N/A
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of March 31, 1997.

In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]

income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     ORGANIZATION COSTS -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for all the Portfolios. PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PAMG, serves as sub-adviser to the Portfolios. PNC Bank, PAMG and PIMC are indirect wholly-owned subsidiary of PNC Bank Corp.

     For its advisory services, PAMG is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion, and .35% of net assets in excess of $3 billion.

     PAMG may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended March 31, 1997, advisory fees and waivers for each Portfolio were as follows:




                                                                            Gross                          Net
                                                                        Advisory Fee     Waiver        Advisory Fee
                                                                        ----------     ----------      ------------
     Money Market Portfolio ....................................        $5,275,737     $4,044,872      $1,230,865
     U.S. Treasury Money Market Portfolio ......................         2,353,861      1,945,365         408,496
     Municipal Money Market Portfolio ..........................           810,007        702,006         108,001
     New Jersey Municipal Money Market Portfolio ...............           248,454        215,329          33,125
     North Carolina Municipal Money Market Portfolio ...........           334,056        289,516          44,540
     Ohio Municipal Money Market Portfolio .....................           258,115        223,700          34,415
     Pennsylvania Municipal Money Market Portfolio .............         1,243,166      1,055,732         187,434
     Virginia Municipal Money Market Portfolio .................           121,589        121,589              --


     PAMG pays PIMC for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .18% of the first $500 million, .16% of the next $500 million, .14% of the next $1 billion and .13% of average daily net assets in excess of $2 billion.

     PFPC, CDI and CCG may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended
March 31, 1997, administration fees and waivers for each Portfolio were as follows:








                                                                            Gross                             Net
                                                                        Advisory Fee       Waiver        Advisory Fee
                                                                        ------------     ----------      ------------
     Money Market Portfolio ................................            $1,905,379       $326,509        $1,578,870
     U.S. Treasury Money Market Portfolio ..................               886,165        157,681           728,484
     Municipal Money Market Portfolio ......................               324,003         69,070           254,933
     New Jersey Municipal Money Market Portfolio ...........                99,382         41,414            57,968
     North Carolina Municipal Money Market Portfolio .......               133,623         67,046            66,577
     Ohio Municipal Money Market Portfolio .................               103,246         24,544            78,702
     Pennsylvania Municipal Money Market Portfolio .........               497,267         82,878           414,389
     Virginia Municipal Money Market Portfolio .............                48,635         48,635                --

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PAMG, PFPC, CCG and CDI also voluntarily agreed to reimburse expenses in the amount of $4,780 with respect to the Virginia Municipal Money Market Portfolio for the period ended March 31, 1997.

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                 Money Market Portfolio
                                             ---------------------------------
                                               For the
                                             Six Months            For the
                                                Ended             Year Ended
                                               3/31/97              9/30/96
                                             -------------      --------------
                                             (Unaudited)
Shares sold:
     Institutional Class .................. $   922,892,389    $ 1,482,131,945
     Service Class ........................   2,133,787,768      5,718,258,415
     Investor A Class .....................     212,893,166        295,686,679
     Investor B Class .....................         378,865            115,764
     Investor C Class .....................       1,152,667                 --
Shares issued in merger:
     Institutional Class ..................              --                 --
     Service Class ........................              --        547,306,029
     Investor A Class .....................              --                 --
     Investor B Class .....................              --                 --
     Investor C Class .....................              --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................          47,381             13,156
     Service Class ........................       3,775,144          8,291,571
     Investor A Class .....................       4,443,101          4,364,346
     Investor B Class .....................             977              1,233
     Investor C Class .....................             394                 --
Shares redeemed:
     Institutional Class ..................    (586,386,251)    (1,548,608,564)
     Service Class ........................  (2,054,641,569)    (5,892,912,622)
     Investor A Class .....................    (150,614,170)      (148,141,000)
     Investor B Class .....................        (223,696)            (5,214)
     Investor C Class .....................      (1,152,561)                --
                                            ---------------    ---------------
     Net increase ......................... $   486,353,605    $   466,501,738
                                            ===============    ===============

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


                                                   U.S. Treasury Money
                                                     Market Portfolio
                                            -----------------------------------
                                               For the
                                              Six Months          For the
                                                 Ended           Year Ended
                                                3/31/97            9/30/96
                                            ----------------  -----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................  $   766,171,542    $ 1,652,699,602
     Service Class ........................    1,281,473,112      4,101,838,413
     Investor A Class .....................       33,539,511         34,222,155
Shares issued in merger:
     Institutional Class ..................               --                 --
     Service Class ........................               --        607,933,669
     Investor A Class .....................               --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................           53,410            108,431
     Service Class ........................        1,636,332          4,272,818
     Investor A Class .....................          334,767            281,392
Shares redeemed:
     Institutional Class ..................     (770,733,501)    (1,606,090,964)
     Service Class ........................   (1,382,140,793)    (4,309,339,833)
     Investor A Class .....................      (23,557,347)       (25,157,768)
                                             ---------------    ---------------
     Net increase (decrease) ..............  $   (93,222,967)   $   460,767,915
                                             ===============    ===============

                                                           Municipal
                                                     Money Market Portfolio
                                               ---------------------------------
                                                  For the
                                                Six Months         For the
                                                   Ended         Year Ended
                                                  3/31/97         9/30/96
                                               ------------    -------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................   $ 136,368,670    $ 254,290,132
     Service Class ........................     601,596,072      927,781,113
     Investor A Class .....................       6,835,308        2,752,567
Shares issued in merger:
     Institutional Class ..................              --               --
     Service Class ........................              --       37,389,008
     Investor A Class .....................              --               --
Shares issued in reinvestment of dividends:
     Institutional Class ..................              --            4,754
     Service Class ........................         582,315        1,419,165
     Investor A Class .....................          25,536            4,669
Shares redeemed:
     Institutional Class ..................    (122,766,048)    (264,142,296)
     Service Class ........................    (518,364,801)    (970,636,798)
     Investor A Class .....................      (4,856,257)        (925,748)
                                              -------------    -------------
     Net increase (decrease) ..............   $  99,420,795    $ (12,063,434)
                                              =============    =============

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


                                                               New Jersey Municipal
                                                              Money Market Portfolio
                                                ---------------------------------------------------
                                                                      For the          For the
                                                    For the           Period           Period
                                                  Six Months          2/1/96           3/1/95
                                                     Ended            through          through
                                                    3/31/97           9/30/96          1/31/96
                                                ---------------- ----------------  ----------------
                                                (Unaudited)
Prior Class
     Exchanged in merger ......................   $          --    $          --    $ (56,147,148)
     Shares sold ..............................              --               --       68,505,533
     Shares issued in reinvestment of dividends              --               --          124,356
     Shares redeemed ..........................              --               --      (56,100,370)
                                                  -------------    -------------    -------------
                                                             --               --      (43,617,629)
Institutional Class
     Shares sold ..............................       8,666,068        1,780,000               --
     Shares issued in merger ..................              --               --        4,195,000
     Shares issued in reinvestment of dividends           2,214               --               --
     Shares redeemed ..........................      (6,951,000)      (5,360,808)              --
                                                  -------------    -------------    -------------
                                                      1,717,282       (3,580,808)       4,195,000
Service Class
     Exchanged in merger ......................              --               --       56,154,777
     Shares sold ..............................      62,919,262      115,679,773        2,238,112
     Shares issued in merger ..................              --               --          559,547
     Shares issued in reinvestment of dividends          79,925           97,257               --
     Shares redeemed ..........................     (37,195,079)    (104,595,622)      (1,976,807)
                                                  -------------    -------------    -------------
                                                     25,804,108       11,181,408       56,975,629
Investor A Class
     Shares sold ..............................      55,602,427       39,216,216       12,203,184
     Shares issued in merger ..................              --               --       12,053,281
     Shares issued in reinvestment of dividends         287,577          325,948           45,768
     Shares redeemed ..........................     (47,319,726)     (43,890,958)      (2,640,160)
                                                  -------------    -------------    -------------
                                                      8,570,278       (4,348,794)      21,662,073
Investor B Class
     Shares sold ..............................          40,000               --               --
     Shares issued in reinvestment of dividends              --               --               --
     Shares redeemed ..........................              --               --               --
                                                  -------------    -------------    -------------
                                                         40,000               --               --
                                                  -------------    -------------    -------------
     Net increase .............................   $  36,131,668    $   3,251,806    $  39,215,073
                                                  =============    =============    =============

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


                                                  North Carolina Municipal
                                                   Money Market Portfolio
                                            ------------------------------------
                                                 For the
                                               Six Months          For the
                                                  Ended           Year Ended
                                                 3/31/97            9/30/96
                                            ----------------- ------------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................   $ 248,000,166    $ 371,920,387
     Service Class ........................      10,656,081       30,131,643
     Investor A Class .....................          99,800           56,500
Shares issued in reinvestment of dividends:
     Institutional Class ..................          73,787              478
     Service Class ........................           1,964          136,347
     Investor A Class .....................              --            2,202
Shares redeemed:
     Institutional Class ..................    (220,402,631)    (336,496,796)
     Service Class ........................     (11,757,157)     (24,645,317)
     Investor A Class .....................            (500)          (1,000)
                                              -------------    -------------
     Net increase .........................   $  26,671,510    $  41,104,444
                                              =============    =============



                                                         Ohio Municipal
                                                     Money Market Portfolio
                                            ------------------------------------
                                                  For the
                                                Six Months        For the
                                                  Ended         Year Ended
                                                  3/31/97          9/30/96
                                            ------------------ ----------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................   $ 158,724,411    $ 279,900,577
     Service Class ........................      54,870,088       97,424,650
     Investor A Class .....................      13,303,766       21,631,388
Shares issued in reinvestment of dividends:
     Institutional Class ..................          20,652           96,704
     Service Class ........................         244,258          536,941
     Investor A Class .....................         126,462           87,588
Shares redeemed:
     Institutional Class ..................    (139,825,227)    (270,730,685)
     Service Class ........................     (45,243,468)    (102,290,339)
     Investor A Class .....................      (6,670,435)     (16,121,036)
                                              -------------    -------------
     Net increase .........................   $  35,550,507    $  10,535,788
                                              =============    =============

[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS

                                                    Pennsylvania Municipal
                                                    Money Market Portfolio
                                             -----------------------------------
                                                  For the
                                                Six Months          For the
                                                   Ended           Year Ended
                                                  3/31/97           9/30/96
                                             ------------------ ----------------
                                                (Unaudited)
Shares sold:
     Institutional Class ..................   $ 427,857,528    $ 699,970,106
     Service Class ........................     207,776,551      510,380,872
     Investor A Class .....................     239,515,966      344,023,126
Shares issued in merger:
     Institutional Class ..................              --               --
     Service Class ........................              --       51,341,917
     Investor A Class .....................              --               --
Shares issued in reinvestment of dividends:
     Institutional Class ..................          61,980           81,419
     Service Class ........................         386,006          976,100
     Investor A Class .....................       1,192,299        1,434,393
Shares redeemed:
     Institutional Class ..................    (401,647,705)    (734,642,456)
     Service Class ........................    (191,091,278)    (486,239,639)
     Investor A Class .....................    (215,688,353)    (282,784,199)
                                              -------------    -------------
     Net increase .........................   $  68,362,994    $ 104,541,639
                                              =============    =============


                                                    Virginia Municipal
                                                  Money Market Portfolio
                                             -----------------------------------
                                                 For the
                                               Six Months         For the
                                                  Ended         Year Ended
                                                 3/31/97          9/30/96
                                             ---------------- --------------
                                               (Unaudited)
Shares sold:
     Institutional Class ..................   $ 38,098,714    $ 87,292,017
     Service Class ........................      5,539,086      39,822,130
Shares issued in reinvestment of dividends:
     Institutional Class ..................         43,836              --
     Service Class ........................             --         106,079
Shares redeemed:
     Institutional Class ..................    (30,484,395)    (73,148,152)
     Service Class ........................     (5,988,252)    (25,780,943)
                                              ------------    ------------
     Net increase .........................   $  7,208,989    $ 28,291,131
                                              ============    ============

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


(D) AT MARCH 31, 1997, NET ASSETS CONSISTED OF:

                                                             U.S.                             New Jersey
                                                           Treasury          Municipal        Municipal
                                        Money Market     Money Market      Money Market      Money Market
                                          Portfolio       Portfolio         Portfolio         Portfolio
                                       --------------   --------------   --------------    --------------
Capital paid in ....................   $2,811,346,145   $1,040,317,851    $407,145,130      $122,205,675
Accumulated net realized gain (loss)
 on investment transactions ........            5,523         (200,079)1      (320,833)           (6,962)
                                       --------------   --------------    ------------      ------------
                                       $2,811,351,668   $1,040,117,772    $406,824,297      $122,198,713
                                       ==============   ==============    ============      ============


                                      North
                                    Carolina           Ohio           Pennsylvania        Virginia
                                    Municipal        Municipal          Municipal         Municipal
                                   Money Market     Money Market       Money Market      Money Market
                                    Portfolio        Portfolio          Portfolio         Portfolio
                                  -------------  ---------------    -----------------   -------------
Capital paid in ................  $146,342,477    $119,699,751        $554,815,071       $60,729,782
Accumulated net realized loss
 on investment transactions ....          (121)         (8,125)1            (9,472)1            (171)
                                  ------------    ------------        ------------       -----------
                                  $146,342,356    $119,691,626        $554,805,599       $60,729,611
                                  ============    ============        ============       ===========

-------------
1 Includes $203,528, $5,840, and $1,626 of deferred post-October losses as of September 30, 1996, respectively.

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1996, capital loss carryovers were available to offset possible future realized capital gains as follows: $59,424 in the U.S. Treasury Money Market Portfolio which expires through 2004, $320,833 in the Municipal
Money Market Portfolio which expires through 2004, $6,962 in the New Jersey Municipal Money Market Portfolio which expires through 2003, $121 in the North Carolina Municipal Money Market Portfolio which expires through 2004, $2,285 in the Ohio Municipal Money Market Portfolio which expires through 2003, $7,021 in the Pennsylvania Municipal Money Market Portfolio which expires through 2004, and $171 in the Virginia Municipal Money Market Portfolio which expires through 2004.

(F) MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 (February 13, 1996 with respect to the International Bond Portfolio) all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund. The details of the business combination as it relates to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced business combination. Unless indicated otherwise, the Fund Portfolio is the accounting survivor. The new combined funds maintain all the operating history of the accounting survivor.

           The Compass Capital Group of Funds
-------------------------------------------------------


                                             Net Asset
                               Shares at     Value at
Fund Name                       1/13/96       1/13/96
---------------------------- ------------  ------------
Cash Reserve                 547,461,079   $547,306,029
U.S. Treasury                607,999,373    607,933,712
Municipal Money               37,420,876     37,389,008
New Jersey Municipal Money    56,147,148     56,154,777
Pennsylvania Municipal Money  51,350,576     51,341,917

The Compass Capital Funds
----------------------------------------------------------------------

                                                   Combined
                                      Shares      Net Assets
                 New                 Issued in       After        NAV
              Portfolio              Business      Business       per
                Name                Combination   Combination    Share
---------------------------------- ------------ --------------  ------
Money Market                       547,461,079  $2,573,597,347   $1.00
U.S. Treasury Money Market         607,999,373   1,403,912,997   $1.00
Municipal Money Market              37,420,876     383,861,249   $1.00
New Jersey Municipal Money Market1  56,147,148      72,306,961   $1.00
Pennsylvania Municipal Money Market 51,350,576     533,075,086   $1.00

------------------
1 The Compass Capital Group of Funds portfolio is the accounting survivor in this business combination.

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[GRAPHIC OMITTED] COMPASS CAPITAL FUNDS


Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19101

Sub-Adviser
   PNC Institutional Management
     Corporation
   Wilmington, Delaware 19809

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Drinker Biddle & Reath LLP
   Philadelphia, Pennsylvania 19107

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

                                         COMPASS CAPITAL FUNDS [GRAPHIC OMITTED]


                                  FUND SPECTRUM

COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $12 BILLION IN 30 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.SM

STOCK PORTFOLIOS
      Large Cap Value Equity               Small Cap Growth Equity
      Large Cap Growth Equity              International Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity

STOCK & BOND PORTFOLIOS
      Balanced

BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond

TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES
24 Hour Account Information
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

Exchange Privileges
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

Automatic Investment Plans
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

Systematic Withdrawal Plans
Investor  Class  shareholders  can  establish a systematic  withdrawal  plan and
receive  periodic  payments,   of  $100  or  more  from  their  Compass  Capital
portfolios, as long as their account is at least $1,000.

Retirement Plans
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

General Information About The Compass Funds
If you would like additional reports or have questions regarding any of the 30 Compass Capital Funds, please call 1-888-4COMPASS.

(1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

                                [GRAPHIC OMITTED]
                                     COMPASS
                                  CAPITAL FUNDS

                             PURE INVESTMENT STYLE SM
P.O. Box 8907
Wilmington, DE 19899






Shares of the fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not Federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, The Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of principal amount invested.

                                                                   SR 3/31/97-MM